UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert Social

Investment Fund

Table of Contents

Chairman's Letter

2

President's Letter

6

Portfolio Management Discussion

8

Statements of Net Assets

27

Notes to Statements of Net Assets

63

Statements of Operations

66

Statements of Changes in Net Assets

68

Notes to Financial Statements

76

Financial Highlights

83

Proxy Voting Disclosure

101

Explanation of Financial Tables

102

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Dear Shareholders,

The Federal Reserve's accommodative monetary policies, which have kept interest rates at 40-year lows over the past 18 months, have created challenges in addition to benefits for the investment markets.

In 2003, among the best-performing stocks (some up as much as 70%) were those with a price of under $5 per share, almost irrespective of industry, value, or company growth prospects. Your portfolio managers are not the speculative type and so do not respond to this sort of short-term, speculative market activity. Instead, they pursue long-term strategies through various market cycles, generally favoring high-quality companies.

The manager of our CSIF Equity Portfolio, Dan Boone -- a long-term strategist and not a chaser of bubbles -- recently won the Standard & Poor's Excellence in Fund Management Award. In March, BusinessWeek magazine profiled him among their Best Fund Managers of 2004.1 On the fixed-income side, our CSIF Bond Portfolio team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2

Calvert's concern for your longer-term, risk-adjusted returns was also reflected in the annual survey of Barron's Best Performing Fund Families, released in February. For the five-year period ended December 31, 2003, Calvert was ranked 11th among 70 U.S. fund companies.3 (For 2003, we ranked 65th among 75 firms, largely because our equity funds favor high-quality stocks that did not appreciate at the same rate as lower-quality shares, the performance leaders for the year.)

In my view

Most economic pundits are now predicting a strong economy for 2004. They point to a turn in the jobs market, rising corporate profits, and sustained consumer sales. And, in fact, in ordinary times, these and other signs could be taken to signal improvement.

To me, however, something is hollow about this recovery, and I have my suspicions about whether the economy will thrive after an election year. The hollowness results, in my opinion, from our government policymakers not making the kinds of investments in education and societal infrastructure that could create bountiful harvests in future years.

Consumers have been tapping into one-time home re-financings and have been the recipients of a tax cut that ultimately increases the U.S. deficit. The modest job growth we're seeing is not in higher-paying jobs, and the average-hours-worked figure is not rising. Moreover, many recently created jobs have been in the area of homeland security and military expeditions -- not the kinds of productive investments that can be expected to contribute to future economic growth. The recent inflation we have experienced is not the result of wage increases for Americans, but largely reflects higher payments made to foreign oil and commodity suppliers. Company profits are good, but largely because of cost-cutting. Moreover, corporate "insider" stock sales are now rising significantly.

Shareholder Activism

While your Fund is certainly focused on providing competitive performance, this is only part of our mission. We enhance our efforts to create a sustainable society through the support of good companies that can become even better ones. Calvert shareholder activism continues into a record-setting season, with our current focus on corporate disclosure and board diversity.

Corporate disclosure

Negative environmental impact and product failure can cause a company to falter, collapse, or even declare bankruptcy. With information in advance of potential problems, investors can try to steer clear of companies in social/environmental peril, just as with financial reports they can try to avoid investment in financially compromised firms. Fourteen of our 33 recent shareholder resolutions asked companies for sustainability reports based on Global Reporting Initiative guidelines, the standard for social and environmental reporting. We're delighted to report that we have been able to withdraw half of these resolutions because the companies agreed to report social and environmental, in addition to financial, performance.

Board diversity

Over the past year, in response to growing concerns over corporate governance, board diversity has been a focal point of Calvert's shareholder activism. Currently, more than 88% of board members of the Russell 3000 companies come from a demographic group that accounts for just 25% of the U.S. population. With mounting evidence that more diverse corporate boards are associated with better financial performance, we proudly continue into our second season of shareholder resolutions for board diversity. Of 10 resolutions filed, we were able to withdraw five because the companies agreed to adopt our model diversity charter, endorsed by the National Association of State Treasurers.

In other shareholder activism, we're pleased that after a favorable vote from almost 43% of shareholders, Dover Corporation has agreed to add sexual orientation to its nondiscrimination policy criteria and that Pulte Homes has committed to a "live/work/play" policy that incorporates smart-growth principles to help address the problems of urban sprawl.

Special Equities

To promote the core values of your Fund, the Special Equities program invests in private companies, seeking venture-capital-like returns. During the reporting period, the program supported companies involved in water conservation, immuno-diagnostics, progressive media, minority enterprise, and hydrogen infrastructure.

Two companies the Special Equities program at Calvert has supported from their beginnings -- Proton Energy (on-site hydrogen generation technology and products) and Northern Power (integration of renewable and distributed energy technologies) -- merged to form Distributed Energy Systems Corporation. The new firm develops hydrogen fuel from renewable sources, working toward serving future energy needs without pollution or depletion. Recently, the U.S. Department of Energy's National Renewable Energy Laboratory awarded the company an $8.3 million contract to design, build, erect, and test a wind turbine capable of more cost-effective energy production at low wind speeds.

Community Investments

To foster social equality and development, through its investment in Calvert Social Investment Foundation, your Fund invests up to one percent of its assets at below-market rates to community loan funds. One recent Foundation investment, Ecologic Enterprise Ventures (EEV), illustrates how these investments can significantly affect our world for the better.

EEV is a loan fund providing affordable financing for ecological enterprises in environmentally sensitive areas of Latin America. Since its inception, EEV has provided $4.8 million through 47 loans to community-based organizations, with preference given to ethnic minorities in and around protected tropical habitats. Recipients have included small producer organizations, small-scale growers of cocoa and coffee, and organizations working for community-based eco-tourism and for sustainable lobster fishing.

Calvert

As a result of your support and our strong, ongoing commitment to social and environmental responsibility, Calvert maintained our quarter-century leadership in socially responsible investing. We received the Royal Award for Responsible Investment at the 2003 United Nations Environment Programme Finance Initiatives Global Roundtable. We were again proud to be named by The Washingtonian as one of Washington D.C.'s "Great Places to Work." And, your Calvert Web site received top honors from the Web Marketing Association for Outstanding Web Site Development in 2003 and from kasina, LLC, as one of the five best sites for financial professionals and one of the top five Web sites among small and mid-size companies.

You may be aware that in the last quarter of 2003, we launched the Corporate Responsibility Matters campaign with a special Web-based report to raise public awareness of how investors, financial advisors, and retirement plan sponsors can help work to promote healthy companies, strong markets, and sound investments. The campaign is just another example of Calvert's leadership in our industry -- and of how our company has always done business.

Thank you for your investment in the Fund and your involvement with our integrity-driven approach to mutual fund investing.

Sincerely,

/s/D. Wayne Silby

Chairman (Non-Executive)

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Barron's, "Happy Families," February 9, 2004. To qualify for the Lipper/Barron's survey, a fund company must have at least one money market fund, three U.S. diversified stock funds, one international equity fund, one balanced fund, two taxable bond funds and one tax-exempt bond fund. The ranking weighs a variety of factors, including one, five, and 10-year returns, a fund's net returns adjusted for 12b-1 fees, and a fund's peer ranking and its relative weighting in the fund family by asset size. Each fund within the fund family is rated based on these factors to determine the overall standing. U.S. stock funds account for 57% of the overall rankings and play a big role in determining the standings.

Dear Shareholders:

The past year has seen a resurgence of returns across nearly all categories of investment with the S&P 500 showing a 14.07% gain for the six months ending March 31st and the Lehman U.S. Credit Index up a solid, though less dramatic, 3.78% over the same period.

While we at Calvert celebrate these very strong returns, we caution investors against becoming too caught up in short-term market movements.  Now, as at any time, prudent investors should work with their financial advisors to develop a sound asset allocation and investment strategy and stick to it, rebalancing as necessary to reach their targets.

Calvert continued this year to strive toward its dual goals of superior investment results and positive social impact.   On the investment side, we are very pleased that several Calvert funds recently have been recognized by the industry for their excellence.  Daniel Boone III, the manager of our largest stock fund, the Calvert Social Investment Fund Equity Portfolio, won the "Excellence in Fund Management Award" from Standard & Poor's. As a result, BusinessWeek magazine included Boone among their "Best Fund Managers of 2004."1 In addition, CSIF Bond Portfolio managed by Calvert Asset Management Company's fixed-income team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2 And we're proud that John Montgomery, manager of Calvert Large Cap Growth Fund, was named one of the best stock pickers of 2003 by Morningstar. 3 In addition, the Calvert Large Cap Growth Fund was named to the USA Today "All Star Mutual Fund Team."4

We also maintain our commitment to an industry-leading standard for corporate responsibility. This year, for instance, Calvert commissioned an investor confidence survey to gauge investor confidence of corporate integrity and investor perceptions of the tie between corporate responsibility, risk reduction, and long-term returns.  The survey found that investors are, indeed, concerned about the issues uncovered at Enron and WorldCom, as well as within the mutual fund industry, and believe that their investments should be directed toward companies with sound corporate governance and reporting procedures. In addition, we launched a company-wide initiative, Corporate Responsibility Matters, which outlines five pillars of corporate responsibility and includes action steps for companies, investors and financial professionals.

We believe that investors should enjoy positive investment returns as a result of responsible corporate management.  Therefore, Calvert will continue to focus on both its objectives -- investment excellence and corporate responsibility with positive environmental and social impact -- as we go forward.  Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Nominees for Stock Fund Manager of the Year, December 11, 2003, Morningstar.

4 USA Today, "Fund Manager All Star Mutual Fund Team," February 26, 2004.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

James B. O'Boyle

Portfolio Manager

Thomas A. Dailey

Portfolio Manager*

of Calvert Asset Management Company

Performance

For the six-month period ended March 31, 2004, CSIF Money Market Portfolio shares returned 0.17%, in line with the benchmark Lipper Money Market Funds Average.

Investment Climate

Since September 30, 2003, the U.S. economy grew at a robust pace but featured little inflation or job creation. In the fourth quarter of 2003, we saw expansion of 4.1% as measured by gross domestic product (GDP), and there was expectation for a slightly faster pace in the first quarter of 2004. Yet over the six-month reporting period, core consumer inflation rose at an annual rate below 1.5%, and payrolls expanded by an anemic average of 115,000 jobs per month.

* See p. 101

Money Market Portfolio Statistics

March 31, 2004

Investment Performance

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Money Market Portfolio	0.17%	0.40%
Lipper Money Market Funds Avg.**	0.17%	0.38%
Maturity Schedule	Weighted Average
	3/31/04	9/30/03
	54 days	39 days

Average Annual Total Returns

One year	0.40%
Five year	2.91%
Ten year	3.86%
Since inception	5.39%
(10/21/82)

Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

**Source: Lipper Analytical Services, Inc.

Despite the impressive advance in GDP, the Federal Reserve (Fed) chose to keep its benchmark Federal Funds rate unchanged at 1%, the lowest it has been since 1958. The Fed cited weakness in the labor market and a slightly greater risk of disinflation than of inflation as reasons for patience. As a result, market interest rates moved a bit lower from October 2003 through March 2004, creating positive returns for bond investors. Riskier sectors of the fixed income market -- such as high-yield bonds and emerging-market government debt -- outperformed other sectors over the period. The U.S. dollar continued to slide against major currencies, while commodity prices were pushed higher because of increasing global demand and, in some cases, tightened supply.

Portfolio Strategy

As we have done for the past two years, we continued to balance our short-term purchases with purchases of government agency securities in the 12- to-13-month range. Our short-term purchases have focused on weekly variable-rate demand notes, which can be expected to reset quickly when the Fed begins to raise rates.

Outlook

U.S. interest rates remain extremely low by historical standards and may continue to be low through much, if not all, of 2004. However, we believe the latest, historic low cycle in rates is now well past. Bond market participants anxiously await the first signs from the Fed that it is preparing to raise interest rates, thereby initiating a new tightening cycle in monetary policy. Any evidence suggesting steadily higher core consumer inflation would prompt the Fed to move quickly, but we don't expect to see this in 2004. It may, however, be something to contend with in 2005.

Consistently strong growth in payrolls, however, could be expected to prompt the Fed to signal its readiness to begin reversing accommodative policy. In March 2004, payrolls expanded by a surprising 308,000. If this turns out to have been the first among several months of strong payroll growth, we should prepare for the Fed to signal a shift in policy as early as the end of the second quarter of this year. In this case, the first interest-rate hike would be possible prior to the elections in November. However, monthly payroll statistics have been notoriously volatile, dramatically undershooting or overshooting expectations. Revisions to the monthly payroll figures have also been notable. If inflation remains modest, the Fed could choose to remain on the sidelines for the balance of the year.

A high level of uncertainty means the potential for more volatility in the bond market. Therefore, as the May Federal Reserve Open Market Committee  meeting approaches, we will begin to let our longer agency notes roll down towards maturity and will continue to focus our purchases in the short end of the money market curve. At the same time, we will keep a watchful eye on upcoming economic data releases and the market's reaction to them.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Balanced Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	9.17%	22.13%
Class B	8.60%	20.82%
Class C	8.62%	20.81%
Class I**	9.17%	22.30%
Lehman Aggregate Bond Index TR*	2.98%	5.40%
Lehman U.S. Credit Index*	3.78%	8.61%
Russell 1000 Index*	14.40%	36.37%
Lipper Balanced Funds Avg*	9.97%	23.88%

Ten Largest Long-Term Holdings

% of Net Assets
Microsoft Corp.	1.7%
Pfizer, Inc.	1.7%
Sovereign Bank Lease Pass Through, 12.18%, 6/30/20	1.5%
Cisco Systems, Inc.	1.5%
American International Group, Inc.	1.4%
International Business Machines Corp.	1.3%
Intel Corp.	1.3%
American Public Energy Agency
Gas Supply Revenue Bonds,
6.875%, 12/1/04	1.1%
American Express Co.	1.1%
Johnson & Johnson	1.1%
Total	13.7%

Portfolio Management Discussion

Steve Falci,

Chief Investment Officer, Equities

of Calvert Asset Management Company

Performance

For the six-month period ended March 31, 2004, Calvert Social Investment Fund Balanced Portfolio's Class A shares produced a total return of 9.17%. The Russell 1000, a measure of the performance of stocks, returned 14.40% over the period, and the Lehman U.S. Credit Index, a measure of bond market performance, returned 3.78%. A mix of these indices, weighted in the same proportion as the Portfolio's long-term, strategic allocation (60% equities/40% bonds), would have produced a total return of 10.15%. The average balanced fund in Lipper's balanced fund universe produced a total return of 9.97% for the period.

Investment Climate

The first six months of the Portfolio's fiscal year was a mixed period, as market conditions, leadership, and performance shifted quarter to quarter. Stocks and bonds performed well for the full period, but while stocks were strong in the closing quarter of 2003, bonds were weak. From October through December 2003, the Russell 1000 was up 12.26%, and the Lehman U.S. Credit Index was up 0.50%. Roles reversed in the first quarter of 2004, as the Russell 1000 managed a relatively meager 1.9% return while the Lehman U.S. Credit Index was at 3.27%.

** Note Regarding Class I Shares Total Returns: During the reporting period there were no shareholders in Class I. For purposes of reporting Investment Performance, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Investment Performance, the Class A performance at NAV was used during the period June 30, 2003 through March 31, 2004.

* Source: Lipper Analytical Services, Inc.

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Balanced Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	16.34%
Five year	(0.61%)
Ten year	6.45%
Since inception	9.00%
(10/21/82)
Class B Shares
One year	15.82%
Five year	(0.88%)
Since inception	0.72%
(4/1/98)
Class C Shares
One year	19.81%
Five year	(0.67%)
Since inception	5.44%
(3/1/94)

Balanced Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class I Shares*
One year	22.30%
Since inception	1.32%
(3/1/99)

Asset Allocation
Stocks	61%
Bonds	36%
Cash & Cash Equivalents	3%
100%

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

* Note Regarding Class I Shares Total Returns: During the reporting period there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period June 30, 2003 through March 31, 2004.

Average annual total returns in the Portfolio Statistics and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. SSgA Funds Management began as a new subadvisor effective March 2002. Earlier subadvisor changes occurred in July 1995.

Past performance is no guarantee of future results.

Strong economic performance and expected improvements in profitability were leading factors for the strong start in equities. As improvements in jobs creation continued to lag other, better,  economic news, markets slowed as investors began to worry that the economic recovery, and thus the market recovery, was not sustainable. Profit reports during the first quarter of 2004 were generally in line with expectations or exceeded them, but investors must have believed that much of the good news was already priced into stocks, as this news failed to drive prices higher. The stock rally over the period favored value stocks -- those with low prices relative to profits or corporate asset values -- over growth stocks -- those stocks with high prices relative to such measures. Small-cap stocks, companies with total market capitalizations of less than $1 billion, outperformed large-cap stocks on a fairly consistent basis throughout the period.

Stocks of high quality -- those rated B+ or better by Standard and Poor's -- underperformed lower-quality stocks in the fourth quarter of 2003, a phenomenon generally consistent with the tone of the market since the start of the current bull cycle. In the succeeding quarter, performance was mixed across the various quality ratings, with lower-quality stocks having a modest advantage. For the full period, lower-quality stocks performed better than higher-quality stocks.

Bonds continued their strong performance, as interest rates remained low after recovering from a temporary surge during the summer of 2003. Corporate bonds outperformed U.S. Treasury securities over the reporting period, continuing a trend that mirrors the advance of the stock market. Within the corporate bond world, weaker credits generally outperformed stronger credits. With the economy improving, bond investors seemed less worried about defaults and downgrades among lower-quality bonds. Even this facet of the market reflected changes quarter-to-quarter, as low-quality bonds decidedly outperformed high-quality issues in the fourth quarter of 2003, and the first quarter of 2004 saw more mixed results across the distribution of credit ratings.

Portfolio Strategy

Through the reporting period, the Portfolio's allocation to stocks and bonds was consistent with our long-term allocation target of 60% stocks and 40% bonds. This steady approach to allocation served us well, as leadership switched between these groups from the first three months of the period to the last three months.

The Fund's stock portfolio underperformed the Russell 1000 Index, as the stock market's orientation towards value and lower quality hurt our stock portfolio's relative performance. The portfolio is a core portfolio, representing a balance of growth and value factors with a slight bias towards growth. Given the strong outperformance of value stocks during the period, even a slight bias was penalized.

Technology stocks lost their leadership position during the semi-annual period, as tech stocks in the Russell 1000 underperformed the Index as a whole. The Portfolio's tech holdings fared worse than those in the Russell 1000. That effect, combined with an overweighting of the sector, proved to have the most significant negative impact on performance over the period.

The Fund's bond portfolio outperformed the Lehman U.S. Credit Index for the period, as the Fund's significant exposure to corporate credits benefited from the general trend in credit spread narrowing over the period.

Outlook

Historically, equity markets have performed strongly in both the first and second years after a bear market. Certainly this was the case from the bottom of the most recent bear market in October 2002 through September 30, 2003. With stocks holding on to low double-digit returns since September 30, 2003, stock performance in the Fund's current fiscal year has been good. However, the declining strength of equity markets over the past three months indicates that investors may be turning apprehensive. As much as the profit performance from 2003 has been impressive, at least relative to prior period performance, investors sense that improvement in the jobs picture is necessary for sustained economic growth and an improved business climate.

The bond market continues to look overvalued to us. This is generally true in terms of the level of rates and particularly true with respect to how much credit spreads have narrowed in the current rally. The view is reflected in our bond portfolio's relatively short duration, a position we intend to maintain.

Finally, global tensions continue to hang over the market. Terror reared its ugly head in Spain in March, events in Iraq have produced an uneven mix of forward and backward steps, and the U.S. Presidential elections have already gotten off to a rocky and contentious start. In a climate of growing uncertainty, markets may be subject to periods of correction as they build on the advances of last year.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Gregory Habeeb

Portfolio Manager*

Matt Nottingham, CFA

Portfolio Manager

of Calvert Asset Management Company

Performance

For six-month period ended March 31, 2004, Calvert Social Investment Fund (CSIF) Bond Portfolio Class A shares returned 4.54%, outperforming the benchmark Lehman U.S. Credit Index's return of 3.78%. On a 12-month basis, the Portfolio returned 10.30%, compared with the Lehman's 8.61%.

The Portfolio also outperformed its peer group, as measured by the Lipper Corporate Debt Funds A-Rated Average's returns of 3.06% and 6.11% for the six- and 12-month periods, respectively. And, in recognition of consistent quality and success, the Portfolio received a 2004 Lipper Fund Award for achieving the highest consistent return scores in its Lipper category.1

* See p. 101

Bond Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	4.54%	10.30%
Class B	4.08%	9.27%
Class C	4.04%	9.23%
Class I	4.83%	10.91%
Lehman Aggregate Bond Index TR**	2.98%	5.40%
Lehman U.S. Credit Index**	3.78%	8.61%
Lipper Corporate Debt Funds A Rated Avg**	3.06%	6.11%
Maturity Schedule
	Weighted Average
	3/31/04	9/30/03
	11 years	12 years

SEC Yields
	30 days ended
	3/31/04	9/30/03
Class A	2.35%	3.33%
Class B	1.56%	2.58%
Class C	1.58%	2.59%
Class I	3.01%	4.03%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

**Source: Lipper Analytical Services, Inc.

Bond Portfolio

Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	6.16%
Five year	6.63%
Ten year	6.68%
Since inception	7.84%
(8/24/87)

Class B Shares
One year	5.27%
Five year	6.37%
Since inception	5.88%
(4/1/98)

Class C Shares
One year	8.23%
Five year	6.27%
Since inception	5.68%
(6/1/98)

Class I Shares
One year	10.91%
Since inception	9.06%
(3/31/00)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.

Average annual total returns in the Portfolio Statistics and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares.  The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.  Past performance is no guarantee of future results.

This strong performance was the result primarily of our favorable credit selection and trading strategies across many areas of the taxable bond universe, with particular emphasis on corporate bonds.

Investment Climate

Bonds continued their strong performance, as interest rates remained low after recovering from a temporary surge during the summer of 2003. Corporate bonds outperformed U.S. Treasury securities over the reporting period, continuing a trend that mirrors the advance of the stock market. Within the corporate bond world, weaker credits generally outperformed stronger credits. With the economy improving, bond investors seemed less worried about defaults and downgrades among lower-quality bonds.

Portfolio Strategy

Through the reporting period

In anticipation of rising rates, we have positioned our portfolio somewhat more defensively by shortening duration and increasing credit quality and security diversification. Since our Portfolio had a shorter duration and higher credit quality than those of most of our competitors on a relative basis, we did not benefit substantially from the rally. However, our active trading style and credit selection -- as well as our screening for corporate, environmental, and social responsibility -- helped our Portfolio perform competitively.

Going forward

Our belief is that both the rallies in Treasuries and the yield spreads for non-Treasuries have been extended beyond reasonable limits. We also believe that being defensive in this environment of potentially higher rates is the correct strategy. As a result, we will continue our strategy of maintaining a shorter duration and a lower exposure to corporate bonds, which we generally view as fully priced. We will also seek to avoid volatility-sensitive instruments like mortgage-backed securities and callable bonds. We still like the value of taxable municipal bonds and plan to maintain a healthy exposure to this market.

Outlook

We believe that economic stability is the order of the day. The economy seems to be improving, albeit at a rather slow pace. The job market has definitely strengthened in the last six months, resulting in the potential for rising inflation at long last. Therefore, we think that Federal Reserve Bank action is not so far in the future as others might believe and will remain defensive against the rising-rates scenario -- negative for bonds -- by maintaining a shorter duration.

April 2004

1. The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Dan Boone

of Atlanta Capital Management Company

Performance

CSIF Equity Portfolio Class A shares provided good absolute returns over the six-month reporting period ended March 31, 2004, returning 8.83%. Relative to our benchmark, however, our results did not compare favorably for the reporting period, as the S&P 500 Index returned 14.07%.

Investment Climate

It is now a little over a year since the end of the bear market and the beginning of a new, cyclical bull market. Despite many worries -- including war, sluggish employment growth, deficits, and legislation -- the broad market as reflected in the S&P 500 Index has made a very substantial recovery, with a gain of 35.10% over the twelve months ended March 31, 2004.

The S&P 500 Index just completed its fourth consecutive quarter of 20%+ year-to-year earnings growth. Economic growth, as measured by Gross Domestic Product, has been over 6% for the past several quarters.  Credit spreads have collapsed, and riskier companies have strengthened their balance sheets. In this environment, the short-term place to be has been in lower-quality, riskier stocks. The Portfolio did not fully participate in that 35.1% price surge in the broad market because we don't invest in lower-quality, riskier stocks. The Portfolio could be expected to lag that kind of market. And if such a market occurs again, we expect a similar pattern could result -- solid absolute returns but weaker relative returns. We do not expect this kind of market to repeat itself over the next 12 months.

Equity

Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	8.83%	26.75%
Class B	8.39%	25.72%
Class C	8.41%	25.78%
Class I	9.15%	27.51%
S&P 500 Index Mthly. Reinvested	14.07%	35.10%
Lipper Multi-Cap Core Funds Avg	14.72%	38.47%

Ten Largest Stock Holdings

% of Net Assets
American International Group, Inc.	3.3%
Cisco Systems, Inc.	3.2%
Pfizer, Inc.	2.9%
Medtronic, Inc.	2.9%
Amgen, Inc.	2.7%
Illinois Tool Works, Inc.	2.5%
Dell, Inc.	2.5%
Walgreen Co.	2.5%
Kohl's Corp.	2.5%
Health Management Associates, Inc.	2.4%
Total	27.4%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Equity

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	20.73%
Five year	4.83%
Ten year	9.16%
Since inception	8.26%
(8/24/87)

Class B Shares
One year	20.72%
Five year	4.72%
Since inception	33.81%
(4/1/98)

Class C Shares
One year	24.78%
Five year	4.97%
Since inception	7.98%
(3/1/94)
Class I Shares
One year	27.51%
Since inception	6.35%
(11/1/99)
Asset Allocation
Stocks	98%
Notes	2%
100%

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 4.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different. New subadvisor assumed management of the Portfolio effective September 1998. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Portfolio Strategy

First, we want you to know that your portfolio management team is not satisfied with recent results, but we continue to believe that our investment philosophy and process have the potential to continue producing favorable long-term returns. As we analyze our recent results, we find that the most significant cause of our short-term underperformance relative to the S&P 500 relates to our investment philosophy and the characteristics of companies we hold.

We invest in higher-quality, socially responsible companies that can produce stable, consistent earnings growth. We seek to pay reasonable prices for these companies. Ours is a long-term investment philosophy, not a short-term trading approach, and we analyze and buy stocks expecting to hold them for several years. The companies in our Portfolio must have substantial earnings power (currently, approximately 20% of the top 3000 U.S. companies are not profitable). With few exceptions, the companies we invest in have 10-year records of growing earnings faster and more consistently than most other companies. They generally have higher profitability and less debt. Finally, these companies must meet every one of Calvert's seven criteria for responsible corporate behavior.

Making investments that meet these standards creates a portfolio of strong, growing companies that have produced superior long-term results and is relatively conservative and lower-risk than many other portfolios. These lower-risk, higher-quality companies are sometimes not the place to be when the stock market bottoms. Historically, bear-market periods characterized by steep price declines and fears of bankruptcy and layoffs are often followed by stock market rebounds led by lower-quality stocks. The past 12 months have been such a time -- a time when lower-quality stocks outperformed higher-quality stocks.

How have we done over longer periods and what should you expect in the future? Here the record is impressive. At the end of March 2004, the Portfolio's Class A share price was only a few pennies away from a record high, adjusted for past distributions. That means long-term investors have recovered from the bear market of 2000-2002. The three-year average annual return is 4.25% and the five-year average annual return 5.86%. In contrast, the S&P 500 gained only 0.63% per year, on average, over the last three years and actually lost 1.21% per year, on average, over the last five years. Our philosophy has clearly served our shareholders well during these difficult markets.

Outlook

Now, more good news. History suggests that our philosophy of investing in higher-quality stocks should be increasingly in favor over the next few years. In the second half of 2004, we expect the string of 20%+ earnings gains to be over, as quarterly growth is expected to slow to between 8% and 9%. In contrast, we expect our Portfolio companies to grow earnings over 15% annually. With increasing early signs of inflation, we expect interest rates to rise in the months ahead. Our companies have lower debt,1 so they should not be impacted as much by the higher interest rates. As the economic cycle matures, attention normally turns to higher-growth, more stable companies. Until now, the market has been particularly inattentive to those higher-growth companies, as the value style has prevailed for much of the last four-year period. Finally, higher-quality stocks are generally selling at price/earnings discounts to lower-quality companies -- an abnormal, and we think temporary, relationship. Thus, we believe the winds are about to change in favor of higher-quality stocks. In our opinion, empirical evidence and history leave little room for any other conclusion.

We remain positive in our outlook for the economy and the stock market over the course of 2004. We are in the middle phase of a delayed but solid economic expansion. Employment growth is in the process of accelerating, as the extraordinary productivity gains of the last two years appear unsustainable. We expect employment gains of well over two million jobs over the next year.  We expect profit growth of 15% this year and 8% in 2005. At 18 times this year's expected earnings, we believe the market is reasonably valued and can absorb some increases in short-term rates.

Our number one concern is an acceleration in the rate of inflation; however, we believe that rising interest rates should not prevent some good future gains in the stock markets. We have also taken rising interest rates into consideration in managing the Portfolio.

We have carefully scrutinized the Portfolio, and we are confident in and enthusiastic about the 50 companies we own for you. They are very profitable, growing companies that practice responsible corporate governance and have invested early, and we think wisely, in their people, the environment, and safe products. We expect absolute returns to moderate and relative returns to improve over the next year. We appreciate your investment in the Portfolio.

April 2004

1  As measured by their debt-to-capital ratios relative to the benchmark S&P 500 Index.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Management Discussion

Arlene Rockefeller

of SSgA Funds Management

Performance

The CSIF Enhanced Equity Portfolio Class A shares returned 12.99% during the reporting period, compared with a return of 14.40% for the Russell 1000 Index. The Portfolio strategy lost ground to the benchmark during the fourth quarter of 2003 and added marginal value during the first quarter of 2004. Over the entire six months, the Fund did not keep pace with the benchmark because of stock selection.

Investment Climate

Evidence of robust economic growth pushed U.S. stocks markedly higher during the reporting period. The rebound in economic activity found its way into the corporate bottom line, as many companies exceeded their earnings expectations for the fourth quarter of 2003. Profit growth is rising at a pace north of 15% for large-cap stocks, and analysts, still shell-shocked from the three-year bear market, have been slow to adjust their expectations.

Cyclical stocks largely led the rally over the six-month period. Surging demand within the U.S. as well as in China led to sharply higher energy and commodity prices. In addition, OPEC has recently been successful at limiting oil production, pushing oil prices close to $40 per barrel. The end result has been impressive performance from stocks in the Industrial, Energy, and Basic Materials sectors, each of which saw price gains greater than 20% during the reporting period. In contrast, Technology stocks rose less than 12%.

Enhanced Equity

Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	12.99%	31.24%
Class B	12.45%	29.99%
Class C	12.40%	29.98%
Class I**	12.99%	31.24%
Russell 1000 Index*	14.40%	36.37%
Lipper Large-Cap Core Funds Avg.*	12.38%	31.22%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

* Source: Lipper Analytical Services, Inc.

Asset Allocation

Stocks 100%

Total    100%

** Note Regarding Class I Shares Total Returns: During the reporting period there were no shareholders in Class I. For purposes of reporting Investment Performance, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Investment Performance, the Class A performance at NAV was used during the period March 31, 2003 through March 31, 2004.

Enhanced Equity

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	25.02%
Five year	(0.42%)
Since inception	1.62%
(4/15/98)

Class B Shares
One year	24.99%
Five year	(0.76%)
Since inception	1.15%
(4/15/98)

Class C Shares
One year	28.98%
Five year	(0.55%)
Since inception	1.98%
(6/1/98)

Class I Shares*
One year	31.24%
Five year	0.88%
Since inception	2.75%
(4/15/98)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

* Note Regarding Class I Shares Total Returns: During the reporting period there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through March 31, 2004.

Average annual total returns in the Portfolio Statistics and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A, B and I shares is plotted in the line graph. The value of an investment in another class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. The month-end date of 4/30/98 is used for comparison purposes only; actual Fund inception is 4/15/98. Past performance is no guarantee of future results.

Portfolio Strategy

Sector/Industry

Sector allocation was virtually flat in its impact on Portfolio performance during the reporting period. The Portfolio strategy aims to minimize the impact of sector exposure versus the benchmark. While the Portfolio benefited from a slight overweight to Industrials, it gave much of that gain back because of an underweight to Energy stocks. Both sectors rose sharply during this time period.

Stock-Specific

Stock selection detracted from the Portfolio's relative return. In particular, the Portfolio lagged during the quarter ended December 31, 2003, as equity markets surged higher. The strategy was able to add marginal value in the first quarter of 2004, but not enough to overcome the disadvantage from the prior quarter's stock selection.

Some of the Portfolio's large core tech holdings continued to lag the market. Microsoft fell roughly 10%, Intel fell nearly 1%, and IBM rose just over 4% during the course of the full period. Microsoft continues to be dogged by anti-trust investigations and suffered a setback when negotiations with the European Union faltered. Intel and IBM trailed many smaller-cap tech stocks as investors increased their appetite for risk in the fourth quarter of 2003. For example, Red Hat and Juniper rose 130% and 73% respectively in the six-month reporting period, showcasing the renewed interest in beaten-down tech stocks. Neither company was among Portfolio holdings.

Enhanced Equity

Portfolio Statistics

March 31, 2004

Ten Largest Stock Holdings

% of Net Assets
Microsoft Corp.	3.3%
American Int'l Group, Inc.	2.9%
Pfizer, Inc.	2.9%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.6%
Cisco Systems, Inc.	2.5%
Intel Corp.	2.4%
Bank of America Corp.	2.3%
J.P. Morgan Chase & Co.	2.2%
Fannie Mae	2.1%
Total	25.8%

The Portfolio made up some of the lost ground by choosing well within the Energy sector. Smith International, a supplier of equipment to energy explorers, jumped over 48% during the period on rising earnings estimates and favorable analyst recommendations. Veritas DGC, a provider of geophysical services to the petroleum industry, saw its stock price rise from $7.98 to $20.70, as rising energy prices helped fuel demand. In contrast to these two firms, Exxon Mobil, which is excluded from the portfolio by our social screens, rose roughly 15% during this time period, lagging the 20% return for the sector as a whole. The strategy benefited from the social and environmental screens, as we avoided a stock that underperformed within its sector.

Outlook

On the heels of the period's closing, the market is rallying on a bullish employment report for March, as non-farm payrolls jumped by an unexpected 308,000 jobs in March. This rally may have more to do with politics than with economics. The strong report is likely to provide a temporary boost to the Administration's economic policies. Given the market's disdain for change and uncertainty, the rally comes as little surprise.

Ironically, the growth in employment may have some longer-term negative implications for stocks. The market can be expected to turn its attention to Fed policy and begin to anticipate a tightening of the Fed Funds rate sooner rather than later. Rising short-term rates are rarely good for stocks, as evidenced by the lackluster performance of U.S. equities during 1994 and in 2000.  In such an environment, we expect companies with high-quality valuations to perform much better than speculative names.

The Portfolio strategy tends to fare better when the marketplace rewards companies with high- quality earnings supported by attractive valuations. This situation did not exist in the fourth quarter of 2003. However, we saw a shift in leadership after January 28, 2004, as Fed Chairman Alan Greenspan removed the "considerable period" language from his stance on keeping the Funds rate at 1%. We are interested to see how Greenspan's tone evolves over the coming months as the market digests this employment report.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Money Market Portfolio

Statement of Net Assets

March 31, 2004

U.S. Government Agencies	Principal
and Instrumentalities - 15.2%	Amount	Value
Fannie Mae:
1.51%, 2/7/05	$2,500,000	$2,500,000
1.375%, 2/18/05	5,000,000	5,000,000
Federal Home Loan Bank:
1.30%, 2/23/05	1,000,000	1,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,500,000	2,500,000
1.30%, 4/27/05	5,000,000	5,000,000
Freddie Mac:
1.375%, 11/9/04	2,500,000	2,500,000
3.25%, 11/15/04	2,500,000	2,528,126
Freddie Mac Discount Notes, 11/4/04	2,500,000	2,479,204

Total U.S. Government Agencies and Instrumentalities
(Cost $26,007,330)		26,007,330

Depository Receipts for U.S. Government
Guaranteed Loans - 1.9%
Colson Services Corporation Loan Sets:
2.875%, 9/9/06 (c)(h)	62,463	62,463
2.844%, 7/26/10 (c)(h)	115,849	115,898
2.75%, 1/22/11 (c)(h)	171,263	171,251
3.00%, 3/23/12 (c)(h)	130,422	130,801
2.875%, 5/29/12 (c)(h)	564,917	564,907
2.75%, 8/10/12 (c)(h)	1,619,463	1,628,939
2.75%, 9/2/12 (c)(h)	548,439	551,013

Total Depository Receipts for U.S. Government
Guaranteed Loans (Cost $3,225,272)		3,225,272

Variable Rate Loans Guaranteed by Agencies
of the U.S. Government - 0.1%
Loan Pools, 1.75%, 3/1/07 (h)	236,278	236,277

Total Variable Rate Loans Guaranteed by Agencies
of the U.S. Government (Cost $236,277)		236,277

Certificates of Deposit - 0.6%
Bank of Cherokee County, 2.00%, 4/21/04 (k)	100,000	100,000
Broadway Federal Bank FSB, 1.20%, 9/14/04 (k)	100,000	100,000
Community Bank of the Bay, 1.15%, 10/7/04 (k)	100,000	100,000
Community Capital Bank, 1.25%, 1/20/05 (k)	100,000	100,000
Elk Horn Bank & Trust, 1.60%, 12/18/04 (k)	100,000	100,000
	Principal
Certificates of Deposit - Cont'd	Amount	Value
Family Savings Bank, 1.10%, 8/20/04 (k)	$100,000	$100,000
Fleet National Bank, 1.25%, 4/24/04 (k)	100,000	100,000
One United Bank, 1.00%, 12/20/04 (k)	100,000	100,000
Seaway National Bank, 1.04%, 1/26/05 (k)	100,000	100,000
Self Help Credit Union, 1.14%, 7/15/04 (k)	100,000	100,000

Total Certificates of Deposit (Cost $1,000,000)		1,000,000

Taxable Variable Rate Demand Notes - 84.5%
550 West 14th Place Revenue, 1.15%, 2/1/29, LOC: Harris Trust	3,600,000	3,600,000
Akron Hardware Consultants, Inc., 1.19%, 11/1/22,
LOC: FirstMerit Bank, C/LOC: FHLB	1,764,000	1,764,000
Alabama Incentives Financing Authority Revenue,
1.10%, 10/1/29, BPA: Southtrust Bank, AL, AMBAC Insured	4,155,000	4,155,000
American Healthcare Funding LLC, 1.09%, 3/1/29,
LOC: Lasalle Bank	3,400,000	3,400,000
Berks County Pennsylvania IDA Revenue, 1.21%, 6/1/15,
LOC: Wachovia Bank, NA	1,685,000	1,685,000
Bloomington Minnesota MFH Revenue, 1.08%, 11/15/32,
LOC: FNMA	5,340,000	5,340,000
California Pollution Control Financing Authority IDA Revenue,
1.19%, 9/1/05, LOC: Wells Fargo Bank, NA	40,000	40,000
California Statewide Communities Development Authority
MFH Revenue, 1.22%, 7/1/27, LOC: Bank of the West,
C/LOC: CALSTRs	215,000	215,000
California Statewide Communities Development Authority
Special Tax Revenue, 1.12%, 3/15/34, LOC: FNMA	3,150,000	3,150,000
Colorado Housing Finance Authority Revenue, 1.09%, 11/1/35,
BPA: Lloyds TSB Bank Plc	1,400,000	1,400,000
Columbus, Georgia Development Authority Revenue,
1.15%, 12/1/19, LOC: Bank of Nova Scotia	5,200,000	5,200,000
Cotswold Village Associates, LLC, 1.10%, 6/1/31,
LOC: Columbus Bank & Trust	4,860,000	4,860,000
Enclave at Lynn Haven LLC, 1.15%, 10/1/29,
LOC: State Bank & Trust, C/LOC: FHLB	1,450,000	1,450,000
Florida Housing Finance Corp. MFH Revenue ,
1.14%, 10/15/32, LOC: FNMA	2,400,000	2,400,000
Fulton County Georgia IDA Revenue, 1.16%, 2/1/24,
LOC: National City Bank	3,373,000	3,373,000
Heritage Funeral Services LLC, 1.25%, 2/1/18,
LOC: Northern Trust Co.	1,860,000	1,860,000
Holland Board of Public Works Home Building Co.,
1.25%, 11/1/22, LOC: Wells Fargo Bank, NA	200,000	200,000
Jefferson County Kentucky Health Facilities Revenue,
1.19%, 12/1/25, LOC: Republic Bank & Trust,
C/LOC: FHLB	1,235,000	1,235,000
Kaneville Road Joint Venture, Inc., 1.16%, 11/1/32,
LOC: First American Bank, C/LOC: FHLB	5,140,000	5,140,000
Los Angeles California Community Redevelopment Agency
Revenue, 1.12%, 12/1/34, LOC: FNMA	2,412,500	2,412,500
Los Angeles California MFH Revenue, 1.12%, 12/15/34,
LOC: FNMA	3,200,000	3,200,000

	Principal
Taxable Variable Rate Demand Notes - Cont'd	Amount	Value
Main & Walton, Inc., Development Co., LLC, 1.12%, 9/1/26,
LOC: Waypoint Bank, C/LOC: FHLB	$4,265,000	$4,265,000
Matagorda County Texas Pollution Control Revenue,
1.28%, 11/1/29, SWAP: Bank of New York	3,600,000	3,600,000
Meriter Hospital, Inc. Revenue, 1.13%, 12/1/16,
LOC: US Bank, NA	4,950,000	4,950,000
Milpitas California MFH Revenue, 1.10%, 8/15/33,
CF: FNMA	2,705,000	2,705,000
Milwaukee Wisconsin Redevelopment Authority Revenue,
1.20%, 8/1/20, LOC: Marshall & Ilsley Bank	1,505,000	1,505,000
Montgomery Alabama Industrial Development Board Pollution
Control Revenue, 1.15%, 7/1/17, LOC: Regions Bank	460,000	460,000
Montgomery County Alabama Cancer Center LLC,
1.10%, 10/1/12, LOC: Southtrust Bank, AL	105,000	105,000
Montgomery County New York IDA Revenue, 1.13%, 5/1/25,
LOC: FHLB	2,920,000	2,920,000
Nevada Housing Division Revenue, 1.07%, 4/1/31,
LOC: East-West Bank, C/LOC: FHLB	260,000	260,000
Nevada Housing MFH Revenue, 1.07%, 4/15/35, LOC: FNMA	1,535,000	1,535,000
New Jersey State Health Care Facilities Financing
Authorities Revenue, 1.12%, 7/1/30, LOC: Fleet National Bank	5,120,000	5,120,000
New York City Housing Development Corp. MFH Revenue:
1.06%, 8/15/32, LOC: FNMA	500,000	500,000
1.07%, 6/1/33, LOC: Bayerische Landesbank, GZ	900,000	900,000
New York City Transitional Finance Authority Revenue,
1.09%, 5/1/30, BPA: Westdeutsche Landes	5,000,000	5,000,000
Osprey Properties LLC, 1.15%, 6/1/27,
LOC: Wells Fargo Bank, NA	2,400,000	2,400,000
Peoploungers, Inc., 1.10%, 4/1/18, LOC: Bank of New Albany,
C/LOC: FHLB	3,550,000	3,550,000
Portage Indiana Economic Development Revenue,
1.23%, 3/1/20, LOC: FHLB	2,090,000	2,090,000
Post Apartment Homes LP MFH Revenue, 1.09%, 7/15/29,
CA: FNMA	7,975,000	7,975,000
Racetrac Capital, LLC, 1.14%, 9/1/20, LOC: Regions Bank	4,000,000	4,000,000
Richmond Virginia Redevelopment & Housing Authority
Revenue, 1.15%, 12/1/25, LOC: Wachovia Bank, NA	2,310,000	2,310,000
San Joaquin Mariners Association LP, 1.19%, 7/1/29,
LOC: Credit Suisse First Boston	1,250,000	1,250,000
San Marcos California Redevelopment Agency MFH Revenue,
1.10%, 5/1/35, LOC: FHLMC	2,300,000	2,300,000
Scottsboro Alabama Industrial Development Board Revenue Bond,
1.13%, 10/1/10, LOC: Southtrust Bank, AL	1,025,000	1,025,000
Shelby County Tennessee Health, Educational & Housing
Revenue, 1.39%, 12/1/27, LOC: First Tennessee Bank	1,600,000	1,600,000
Southeast Alabama Gas Distribution Revenue, 1.10%, 6/1/25,
BPA: AmSouth Bank, AMBAC Insured	3,720,000	3,720,000
Southern Indiana Investments Co. Two, LLC,
1.10%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB	1,175,000	1,175,000
St. Francis Place LP, 1.15%, 12/1/08,
LOC: Credit Suisse First Boston	3,595,000	3,595,000

	Principal
Taxable Variable Rate Demand Notes - Cont'd	Amount	Value
St. Joseph County Indiana Economic Development Revenue:
Corby Apartments, 1.28%, 6/1/27, LOC: FHLB	$60,000	$60,000
Western Manor, 1.28%, 6/1/27, LOC: FHLB	540,000	540,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue,
1.09%, 3/1/18, LOC: Dexia Credit Local	1,600,000	1,600,000
St. Paul Minnesota Port Authority Revenue:
1.42%, 3/1/07, LOC: Dexia Credit Local	195,000	195,000
1.22%, 3/1/21, LOC: Dexia Credit Local	1,900,000	1,900,000
Suffolk County New York IDA Revenue, 1.11%, 12/15/07,
LOC: JP Morgan Chase Bank	1,860,000	1,860,000
Tyler Enterprises, LLC, 1.10%, 10/1/22,
LOC: Peoples Bank & Trust, C/LOC: FHLB	4,845,000	4,845,000
Washington State Housing Finance Commission Revenue:
1.12%, 1/1/30, LOC: Wells Fargo Bank, NA	2,820,000	2,820,000
1.12%, 6/15/32, CF: FNMA	1,585,000	1,585,000
1.12%, 7/15/32, CF: FNMA	1,475,000	1,475,000
1.12%, 5/15/35, LOC: FNMA	860,000	860,000

Total Taxable Variable Rate Demand Notes
(Cost $144,634,500)		144,634,500

Total Investments (Cost $175,103,379) - 102.3%		175,103,379
Other assets and liabilities, net - (2.3%)		(3,889,599)
Net Assets - 100%		$171,213,780

Net Assets Consist of :
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized,
171,315,942 shares outstanding		$171,272,853
Undistributed net investment income		8,536
Accumulated realized gain (loss) on investments		(67,609)

Net Assets		$17,213,780

Net Asset Value Per Share		$1.00

See notes to statements of net assets and notes to financial statements.

Balanced Portfolio

Statement of Net Assets

March 31, 2004

Equity Securities - 61.1%		Shares	Value
Air Freight - 0.3%
FedEx Corp.		9,300	$698,988
United Parcel Service, Inc. (Class B)		10,800	754,272
			1,453,260

Airlines - 0.0%
Continental Airlines, Inc. (Class B)*		6,200	77,686

Auto Parts & Equipment - 0.3%
Autoliv, Inc.		31,300	1,283,300
Gentex Corp.		5,600	242,928
			1,526,228

Banks - Major Regional - 2.1%
Bank One Corp.		16,800	915,936
KeyCorp Ltd.		32,200	975,338
National City Corp.		23,900	850,362
Northern Trust Corp.		8,800	409,992
US Bancorp		94,300	2,607,395
Wells Fargo & Co.		95,400	5,406,318
			11,165,341

Banks - Money Center - 1.8%
Bank of America Corp.		69,000	5,587,620
Wachovia Corp.		88,600	4,164,200
			9,751,820

Banks - Regional - 0.0%
First Tennessee National Corp.		1,400	66,780

Biotechnology - 0.9%
Amgen, Inc.*		53,500	3,112,095
Genzyme Corp. - General Division*		8,300	390,432
Invitrogen Corp.*		11,000	788,590
Medimmune, Inc.*		18,900	436,212
			4,727,329

Broadcast - Television, Radio, & Cable - 0.3%
Comcast Corp. Class A*		8,900	255,786
Comcast Corp. Special Class A*		5,000	139,400
COX Communications, Inc.*		35,300	1,115,480
			1,510,666

Building Materials - 0.2%
Masco Corp.		37,800	1,150,632

Equity Securities - Cont'd		Shares	Value
Chemicals - 0.5%
Airgas, Inc.		95,800	$2,040,540
Praxair, Inc.		20,000	742,400
			2,782,940

Chemicals - Specialty - 0.2%
Sigma-Aldrich Corp.		19,400	1,073,596

Communications Equipment - 0.5%
Qualcomm, Inc.		26,000	1,726,920
Scientific-Atlanta, Inc.		20,200	653,268
Tellabs, Inc.*		21,300	183,819
			2,564,007

Computers - Hardware - 2.4%
Dell, Inc.*		141,800	4,767,316
Hewlett-Packard Co.		36,900	842,796
International Business Machines Corp.		78,200	7,181,888
			12,792,000

Computers - Networking - 1.7%
Cisco Systems, Inc.*		335,849	7,899,168
Network Appliance, Inc.*		70,800	1,518,660
			9,417,828

Computers - Peripherals - 0.2%
EMC Corp.*		73,600	1,001,696
Western Digital Corp.*		15,000	168,450
			1,170,146

Computers - Software & Services - 3.3%
Adobe Systems, Inc.		43,800	1,727,034
Citrix Systems, Inc.*		9,600	207,552
Compuware Corp.*		62,300	464,135
eBay, Inc.*		14,200	984,486
Electronic Arts, Inc.*		42,200	2,277,112
Fair, Isaac & Co., Inc.		21,600	779,328
Intuit, Inc.*		10,800	484,704
Microsoft Corp.		374,900	9,361,253
Symantec Corp.*		10,300	476,890
Synopsys, Inc.*		23,700	686,352
Veritas Software Corp.*		11,700	314,847
			17,763,693

Consumer Finance - 0.7%
Capital One Financial Corp.		27,800	2,096,954
MBNA Corp.		47,600	1,315,188
Providian Financial Corp.*		44,500	582,950
			3,995,092

Equity Securities - Cont'd		Shares	Value
Distributors - Food & Health - 1.3%
Cardinal Health, Inc.		29,100	$2,004,990
Supervalu, Inc.		17,800	543,612
Sysco Corp.		108,100	4,221,305
			6,769,907

Electric Companies - 0.3%
Cleco Corp	.	11,300	215,039
Hawaiian Electric Industries, Inc.		2,800	145,152
IDACORP, Inc.		1,900	56,810
OGE Energy Corp.		42,100	1,113,124
Puget Energy, Inc.		3,100	69,347
			1,599,472

Electrical Equipment - 0.6%
Cooper Industries Ltd		5,600	320,208
Flextronics International, Ltd.*		38,700	666,414
Harman International Industries, Inc.		2,200	175,120
Molex, Inc.		47,600	1,446,564
Sanmina-SCI Corp.*		17,900	197,079
SPX Corp.		8,300	377,484
			3,182,869

Electronics - Semiconductors - 3.2%
Altera Corp.*		107,700	2,202,465
Analog Devices, Inc.		56,100	2,693,361
Atmel Corp.*		68,000	442,000
Intel Corp.		262,800	7,148,160
Texas Instruments, Inc.		99,700	2,913,234
Xilinx, Inc.*		48,400	1,839,200
			17,238,420

Entertainment - 0.5%
Time Warner, Inc.*		152,500	2,571,150

Equipment - Semiconductors - 0.6%
Applied Materials, Inc.*		77,625	1,659,623
Cymer, Inc.*		13,200	509,652
Lam Research Corp.*		28,200	710,922
Novellus Systems, Inc.*		12,900	410,091
			3,290,288

Financial - Diversified - 4.4%
AMBAC Financial Group, Inc.		3,600	265,608
American Express Co.		115,500	5,988,675
Equity Office Properties Trust (REIT)		42,200	1,219,158
Fannie Mae		71,100	5,286,285
Freddie Mac		3,500	206,710
Goldman Sachs Group, Inc.		19,100	1,993,085
J.P. Morgan Chase & Co.		124,400	5,218,580
Principal Financial Group, Inc.		59,700	2,127,111
Roslyn Real Estate Asset Corp. (Preferred)		10,000	1,032,188
SLM Corp.		3,900	163,215
			23,500,615

Equity Securities - Cont'd		Shares	Value
Foods - 1.3%
General Mills, Inc.		27,100	$1,265,028
H.J. Heinz Co.		47,900	1,786,191
Hershey Foods Corp.		18,700	1,549,295
Kellogg Co.		57,000	2,236,680
			6,837,194

Footwear - 0.1%
Timberland Co.*		10,700	636,115

Hardware & Tools - 0.2%
Black & Decker Corp.		17,300	985,062

Healthcare - Diversified - 1.1%
Johnson & Johnson		117,700	5,969,744

Healthcare - Drug - Generic, Other - 0.0%
Barr Laboratories, Inc.*		6,000	275,400

Healthcare - Drug - Major Pharmaceutical - 2.7%
Bradley Pharmaceuticals, Inc.*		3,100	78,058
Merck & Co., Inc.		106,700	4,715,073
Pfizer, Inc.		261,200	9,155,060
Schering-Plough Corp.		32,300	523,906
			14,472,097

Healthcare - Hospital Management - 0.2%
Health Management Associates, Inc.		57,000	1,322,970

Healthcare - Managed Care - 0.6%
Anthem, Inc.*		7,200	652,608
Cigna Corp.		700	41,314
Coventry Health Care, Inc.*		4,650	196,835
Express Scripts, Inc.*		7,100	529,589
Health Net, Inc.*		15,600	388,908
Wellpoint Health Networks, Inc.*		14,200	1,614,824
			3,424,078

Healthcare - Medical Products & Supplies - 1.4%
Affymetrix, Inc.*		14,600	492,750
Arrow International, Inc.		6,400	191,296
Beckman Coulter, Inc.		2,900	158,166
Becton Dickinson & Co.		20,500	993,840
Boston Scientific Corp.*		11,700	495,846
Cytyc Corp.*		11,000	244,750
Medtronic, Inc.		47,900	2,287,225
St. Jude Medical, Inc.*		13,600	980,560
Stryker Corp.		20,000	1,770,600
			7,615,033

Equity Securities - Cont'd		Shares	Value
Healthcare - Special Services - 0.3%
DaVita, Inc.*		19,900	$950,225
Lincare Holdings, Inc.*		8,500	267,070
Omnicare, Inc.		8,100	359,073
			1,576,368

Homebuilding - 0.9%
DR Horton, Inc.		9,750	345,443
KB Home		16,000	1,292,800
NVR, Inc.*		6,500	2,990,000
Pulte Homes, Inc.		7,400	411,440
			5,039,683

Household Furnishing & Appliances - 0.1%
Whirlpool Corp.		4,400	303,028

Household Products - Non-Durable - 1.5%
Church & Dwight, Inc.		26,800	1,160,708
Colgate-Palmolive Co.		27,000	1,487,700
Kimberly-Clark Corp.		67,800	4,278,180
Procter & Gamble Co.		10,500	1,101,240
			8,027,828

Insurance - Life & Health - 1.0%
Aflac, Inc.		49,100	1,970,874
Jefferson-Pilot Corp.		6,400	352,064
Lincoln National Corp.		14,200	671,944
Nationwide Financial Services, Inc.		7,100	255,955
Protective Life Corp		23,800	891,310
Prudential Financial, Inc.		24,600	1,101,588
			5,243,735

Insurance - Multi-Line - 1.8%
American International Group, Inc.		108,000	7,705,800
Conseco, Inc.*		66,207	1,533,354
Conseco, Inc. Warrants* (strike price $27.60/share, expires 9/10/08)		3,161	21,463
Hartford Financial Services, Inc.		10,500	668,850
			9,929,467

Insurance - Property & Casualty - 0.1%
21st Century Insurance Group		8,200	118,080
Commerce Group, Inc.		6,600	316,800
			434,880

Insurance - Property & Casualty - 0.9%
Chubb Corp.		39,700	2,760,738
MGIC Investment Corp.		7,000	449,610
Progressive Corp.		10,200	893,520
Safeco Corp.		13,700	591,429
			4,695,297

Investment Banking / Brokerage - 0.5%
Charles Schwab Corp.		7,400	85,914
Legg Mason, Inc.		26,200	2,430,836
			2,516,750

Equity Securities - Cont'd		Shares	Value
Investment Management - 0.3%
Franklin Resources, Inc.		3,100	$172,608
T. Rowe Price Group, Inc.		17,500	942,025
The Phoenix Co.'s, Inc.		18,100	242,721
			1,357,354

Leisure Time - Products - 0.4%
Callaway Golf Co.		24,300	461,214
Harley-Davidson, Inc.		33,800	1,802,892
			2,264,106

Machinery - Diversified - 0.7%
Actuant Corp.*		17,600	690,448
Deere & Co.		31,100	2,155,541
Dover Corp.		8,000	310,160
Terex Corp.*		16,200	598,914
			3,755,063

Manufacturing - Diversified - 1.4%
Allstream, Inc.:
Class A		1,214	66,770
Class B		65,363	3,673,466
American Standard Co.'s*		2,000	227,500
Carlisle Co.'s, Inc.		6,600	373,890
Danaher Corp.		10,000	933,700
Illinois Tool Works, Inc.		17,300	1,370,679
Parker Hannifin Corp.		15,100	853,150
			7,499,155

Manufacturing - Specialized - 0.7%
Jabil Circuit, Inc.*		93,500	2,751,705
Nordson Corp		4,700	176,062
Sealed Air Corp.*		11,800	586,814
			3,514,581

Natural Gas - 1.0%
AGL Resources, Inc.		23,800	690,676
Equitable Resources, Inc.		7,400	328,708
Kinder Morgan, Inc.		47,800	3,012,356
NiSource, Inc.		9,300	197,625
Northwest Natural Gas Co		2,800	87,500
Oneok, Inc.		19,700	444,235
Southwest Gas Corp		26,500	620,100
			5,381,200

Office Equipment & Supplies - 0.2%
United Stationers, Inc.*		20,700	871,470

Oil & Gas - Drilling & Equipment - 0.8%
Grey Wolf, Inc.*		106,800	442,152
Smith International, Inc.*		41,700	2,231,367
Veritas DGC, Inc.*		79,900	1,653,930
			4,327,449
Equity Securities - Cont'd		Shares	Value
Oil & Gas - Exploration & Production - 0.8%
EOG Resources, Inc.		65,200	$2,992,028
XTO Energy, Inc.		60,708	1,532,257
			4,524,285

Paper & Forest Products - 0.2%
Weyerhaeuser Co.		20,500	1,342,750

Personal Care - 0.5%
Avon Products, Inc.		700	53,109
Gillette Co.		71,000	2,776,100
			2,829,209

Photography / Imaging - 0.4%
Eastman Kodak Co.		55,000	1,439,350
Xerox Corp.*		34,500	502,665
			1,942,015

Publishing - 0.4%
McGraw-Hill Co.'s, Inc.		25,400	1,933,956

Publishing - Newspapers - 0.3%
Dow Jones & Co., Inc.		9,900	474,309
Lee Enterprises, Inc.		2,100	94,878
Media General, Inc.		2,500	168,200
New York Times Co.		5,900	260,780
Washington Post Co		400	353,764
			1,351,931

Restaurants - 0.1%
Panera Bread Co.*		8,900	346,388

Retail - Building Supplies - 1.8%
Home Depot, Inc.		132,550	4,952,068
Lowe's Co.'s, Inc.		80,000	4,490,400
			9,442,468

Retail - Computers & Electronics - 0.3%
Best Buy Co., Inc.		30,300	1,567,116

Retail - Department Stores - 0.3%
Kohl's Corp.*		31,800	1,536,894
Saks, Inc.*		14,500	255,200
			1,792,094

Retail - Discounters - 0.2%
Dollar General Corp.		7,100	136,320
Family Dollar Stores, Inc.		19,400	697,430
ShopKo Stores, Inc.*		16,100	235,382
			1,069,132

Equity Securities - Cont'd		Shares	Value
Retail - Drug Stores - 0.7%
Caremark Rx, Inc.*		21,000	$698,250
CVS Corp.		51,900	1,832,070
Walgreen Co.		41,300	1,360,835
			3,891,155

Retail - General Merchandise - 0.4%
Costco Wholesale Corp.*		47,000	1,765,320
Target Corp.		13,900	626,056
			2,391,376

Retail - Specialty - 1.1%
Advance Auto Parts, Inc.*		29,800	1,211,966
Bed Bath & Beyond, Inc.*		23,600	985,536
Linens 'N Things, Inc.*		11,000	389,510
Staples, Inc.*		137,200	3,483,508
			6,070,520

Retail - Specialty Apparel - 0.1%
Gap, Inc.		30,400	666,368

Savings & Loan Companies - 0.5%
Washington Mutual, Inc.		62,900	2,686,459

Services - Commercial & Consumer - 0.5%
Apollo Group, Inc.*		10,100	869,711
Brink's Co.		18,500	510,230
Career Education Corp.*		14,029	794,603
H & R Block, Inc.		4,600	234,738
Headwaters, Inc.*		21,700	555,954
			2,965,236

Services - Computer Systems - 0.1%
SunGard Data Systems, Inc.*		17,500	479,500

Services - Data Processing - 1.5%
Automatic Data Processing, Inc.		34,600	1,453,200
Checkfree Corp.*		51,600	1,520,136
DST Systems, Inc.*		4,000	181,400
First Data Corp.		91,200	3,844,992
Fiserv, Inc.*		37,100	1,327,067
			8,326,795

Services - Employment - 0.5%
Manpower, Inc.		56,300	2,617,950

Specialty Printing - 0.1%
R.R. Donnelley & Sons Co.		15,600	471,900

Telecommunications - Cell / Wireless - 0.7%
AT&T Wireless Services, Inc.*		43,400	590,674
Nextel Communications, Inc.*		87,100	2,153,983
Nextel Partners, Inc.*		92,400	1,169,784
			3,914,441
Equity Securities - Cont'd		Shares	Value
Telecommunications - Long Distance - 0.0%
Covad Communications Group, Inc.*		26,923	$67,846

Telephone - 1.9%
Bellsouth Corp.		170,500	4,721,145
Citizens Communications Co.*		34,400	445,136
SBC Communications, Inc.		201,100	4,934,994
			10,101,275

Venture Capital - 1.2%
Agraquest, Inc.:
Series B, Preferred*(b)(i)		190,477	266,668
Series C, Preferred*(b)(i)		124,615	174,461
Allos Therapeutics*		171,271	822,101
CFBanc Corp.*(b)(i)		27,000	270,000
City Soft, Inc., (Warrants):
(strike price $0.21/share, expires 5/15/12)*(b)(i)		189,375	--
(strike price $0.01/share, expires 10/15/12)*(b)(i)		118,360	--
(strike price $0.14/share, expires 10/15/12)*(b)(i)		118,359	--
(strike price $0.28/share, expires 10/15/12)*(b)(i)		118,359	--
(strike price $0.01/share, expires 2/28/13)*(b)(i)		29,590	--
(strike price $0.14/share, expires 2/28/13)*(b)(i)		29,590	--
(strike price $0.28/share, expires 2/28/13)*(b)(i)		29,590	--
(strike price $0.01/share, expires 5/31/13)*(b)(i)		29,590	--
(strike price $0.14/share, expires 5/31/13)*(b)(i)		29,590	--
(strike price $0.28/share, expires 5/31/13)*(b)(i)		29,590	--
(strike price $0.01/share, expires 8/31/13)*(b)(i)		29,590	--
(strike price $0.14/share, expires 8/31/13)*(b)(i)		29,590	--
(strike price $0.28/share, expires 8/31/13)*(b)(i)		29,590	--
(strike price $0.01/share, expires 9/4/13)*(b)(i)		15,083	--
(strike price $0.14/share, expires 9/4/13)*(b)(i)		15,083	--
(strike price $0.21/share, expires 9/4/13)*(b)(i)		24,133	--
(strike price $0.28/share, expires 9/4/13)*(b)(i)		15,083	--
(strike price $0.01/share, expires 11/30/13)*(b)(i)		35,372	--
(strike price $0.14/share, expires 11/30/13)*(b)(i)		35,372	--
(strike price $0.28/share, expires 11/30/13)*(b)(i)		35,372	--
Community Bank of the Bay*(b)(i)		4,000	20,797
Community Growth Fund		1,498,306	732,350
Distributed Energy Systems Corp:
Common Stock*		25,692	85,297
Warrant (strike price $2.80/share, expires 12/17/06)*		551	286
Contingent Deferred Distribution:
Cash Tranche 1*(b)(i)		22,045	17,208
Cash Tranche 2*(b)(i)		11,022	8,223
Stock Tranche 1*(b)(i)		291	702
Stock Tranche 2*(b)(i)		146	305
Escrowed:
Stock Lockup*(b)(i)		1,859	6,023
Warrant Lockup Tranche
(strike price $2.80/share, expires 12/17/06) *(b)(i)		1,652	727
Evergreen Solar, Inc.*		133,672	324,823
Frans Health Helpings, Series B, Convertible Preferred *(b)(i)		505,051	1
Gaiam, Inc.*		12,500	69,625

Equity Securities - Cont'd		Shares	Value
Venture Capital - Cont'd
H2Gen Innovations, Inc.:
Series A, Preferred*(b)(i)		251,496	$251,496
Warrants (strike price $1.00/share, expires 1/1/12)*(b)(i)		20,833	--
Warrants (strike price $1.00/share, expires 10/31/13)*(b)(i)		19,656	--
Hayes Medical Services*(b)(i)		326,797	245,098
Medimmune, Inc.*		19,854	458,230
Neighborhood Bancorp*(b)(i)		10,000	100,000
Pharmadigm, Inc.*(b)(i)		1,193	1
Plethora Technology, Warrants:
(strike price $0.01/share, expires 6/17/13)*(b)(i)		30,000	47,100
(strike price $0.01/share, expires 2/9/14)*(b)(i)		18,000	28,260
ProFund International S.A.:
Common* (b)(i)		7,500	--
Preferred* (b)(i)		592,178	361,780
Seventh Generation, Inc.* (b)(i)		200,295	1,001,475
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred*(b)(i)		44,699	68,314
Series 1-B, Convertible Preferred*(b)(i)		163,588	31,050
Warrants Exp. (strike price $1.53/share, expires 10/20/05)*(b)(i)	32,726	--
Wellspring International, Inc.:
Series A, Preferred* (b)(i)		129,032	116,223
Series B, Preferred* (b)(i)		108,267	112,170
Series C, Preferred* (b)(i)		277,778	150,000
Series D, Preferred* (b)(i)		380,953	114,286
Warrants (strike price $0.01/share, expires 8/15/12)*(b)(i)		23,148	--
Warrants (strike price $0.01/share, expires 12/24/13)*(b)(i)		190,477	--
Wild Planet Toys, Inc.:
Series B, Preferred* (b)(i)		476,190	452,380
Series E, Preferred* (b)(i)		129,089	122,635
Wind Harvest Co., Inc.* (b)(i)		8,696	2,174
WorldWater Corp.* (b)		140,000	42,700
			6,504,969

Total Equity Securities (Cost $281,470,554)			328,714,006

		Adjusted
Limited Partnership Interest - 0.5%		Basis
Angels With Attitude* (a)(b)(i)		$200,000	177,687
Coastal Venture Partners* (b)(i)		186,494	146,250
Common Capital* (b)(i)		237,428	202,087
Environmental Private Equity Fund II* (b)(i)		33,216	42,895
First Analysis Private Equity Fund IV,*(b)(i)		121,984	116,628
GEEMF Partners* (a)(b)(i)		185,003	112,969
Global Environment Emerging Markets Fund* (b)(i)		814,997	0
Hambrecht & Quist Environmental Technology Fund* (b)(i)		254,513	42,462
Infrastructure and Environmental Private Equity Fund III* (b)(i)		887,455	555,767
Labrador Ventures III* (b)(i)		373,228	102,607
Labrador Ventures IV* (b)(i)		633,153	240,063
Liberty Environmental Partners* (a)(b)(i)		350,000	0
Milepost Ventures* (a)(b)(i)		500,000	1
New Markets Growth Fund LLC*(b)(i)		62,500	53,101
Poland Partners* (b)(i)		400,000	431,236
Solstice Capital* (b)(i)		228,203	206,907
Ukraine Fund* (b)(i)		43,056	19,563
		Adjusted
Limited Partnership Interest - Cont'd		Basis	Value
Utah Ventures* (b)(i)		$867,581	$171,739
Venture Strategy Partners* (b)(i)		206,058	20,356

Total Limited Partnership Interest (Cost $6,584,869)			2,642,318

		Principal
Corporate Bonds - 25.2%		Amount
ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)		1,183,672	1,199,845
8.745%, 1/15/21 (e)		999,938	830,174
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)		2,000,000	2,127,980
American Express Credit Corp., 1.29%, 9/19/06 (r)		3,000,000	3,007,380
ASIF Global Financing:
1.27%, 5/30/2006 (e)(r)		1,000,000	1,000,010
1.36%, 3/15/2007 (e)(r)		5,000,000	5,000,000
Atherton Franchisee Loan Funding LLP, 6.72%, 8/15/10 (e)		2,539,088	2,537,139
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)		5,250,000	3,236,468
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)		750,000	851,565
Bank One Issuance Trust, 1.2125%, 10/15/08 (r)		3,000,000	3,003,240
BF Saul REIT, 7.5%, 3/1/14 (e)		2,000,000	2,030,000
Chase Funding Mortgage Loan, 4.045%, 5/25/36		5,000,000	5,098,750
Chevy Chase Bank FSB, 6.875%, 12/1/13		500,000	512,500
City Soft, Inc., Convertible Notes, 10.00%, 8/31/06 (b)(i)		330,377	247,783
CNL Funding, 7.721%, 8/25/09 (e)		2,430,497	2,637,061
Comcast Cable Communications, Inc., 8.125%, 5/1/04		2,500,000	2,511,675
Continental Airlines, Inc., 2.08%, 12/6/07 (r)		2,500,000	2,499,750
Credit Suisse First Boston (USA), Inc., 1.45%, 6/19/06 (r)		1,500,000	1,499,340
Delta Air Lines, Inc., 1.911%, 1/25/08 (r)		2,808,047	2,823,856
Doral Financial Corp., 8.50%, 7/8/04		500,000	508,140
Evangelical Lutheran Good Samaritan Fund, 6.78%, 11/1/05		3,000,000	3,217,314
FedEx Corp., 1.39%, 4/1/05 (r)		5,000,000	4,999,000
Global Signal Trust 1, 3.711%, 1/15/34		1,496,436	1,509,794
Great Lakes Power, Inc.:
9.00%, 8/1/04		2,000,000	2,036,100
8.30%, 3/1/05		3,250,000	3,394,430
Greater Bay Bancorp., 5.25%, 3/31/08		1,000,000	1,028,380
H2Gen Innovations, Inc. Bridge Notes, 10.00%, 4/30/04		58,967	58,967
Health Care REIT, Inc., 6.00%, 11/15/13		1,000,000	1,050,680
Huntington Bancshares, Inc., 1.40%, 12/1/05 (r)		1,000,000	1,000,333
Interpool, Inc.:
7.20%, 8/1/07		1,190,000	1,100,750
7.35%, 8/1/07		500,000	462,500
iStar Financial, Inc., 5.125%, 4/1/11 (e)		1,500,000	1,503,750
KDM Development Corp., 3.00%, 12/31/07 (b)(i)		746,900	652,352
LCOR Alexandria LLC, 6.625%, 9/15/19 (e)		2,750,000	3,108,023
Leucadia National Corp., 7.00%, 8/15/13 (e)		1,000,000	1,035,000
LG&E Capital Corp., 6.205%, 5/1/04 (e)		1,500,000	1,504,500
Liberty Mutual Insurance Co.:
7.86%, 5/31/13		2,000,000	2,317,309
7.697%, 10/15/97 (e)		2,500,000	2,539,300

		Principal
Corporate Bonds - Cont'd		Amount	Value
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)		$2,150,000	$64,500
8.30%, 12/1/37 (e)(m)		6,630,000	198,900
8.45%, 12/1/97 (e)(m)		2,560,000	76,800
Masco Corp, 1.37%, 3/9/07 (r)		5,000,000	4,996,855
Meridian Funding Co. LLC, 1.59%, 4/15/09 (r)		1,250,000	1,249,849
Nationwide Health Properties, Inc., 6.59%, 7/7/38 (e)		1,500,000	1,509,990
NYMAGIC, Inc., 6.5%, 3/15/14 (e)		2,000,000	2,008,572
Patrons Legacy Partnership:
5.646%, 1/17/17		2,500,000	2,569,900
5.775%, 1/23/17		1,500,000	1,534,215
Plethora Technology, 8.00%, 12/18/04 (b)(i)		400,000	351,201
Poland Partners Zero Coupon, 4/13/04 (b)(i)		102,008	101,990
Post Apartment Homes LP, 6.85%, 3/16/05		1,000,000	1,034,268
Preferred Term Securities Ltd, 1.86%, 4/3/33 (e)(r)		1,000,000	1,000,020
PRICOA Global Funding I, 1.22%, 3/2/2007 (e)(r)		3,000,000	2,998,035
Prudential Holdings, LLC, 7.245%, 12/18/23 (e)		1,097,000	1,310,926
QBE Insurance Group Ltd., 5.647%, 7/1/23 (e)		500,000	502,022
Residential Asset Mortgage Products, Inc., 5.09%, 2/25/31		1,000,000	1,031,850
Roslyn Preferred Trust I, 4.78%, 4/1/32 (e)(r)		1,000,000	1,030,000
SLM Corp., 1.07%, 7/25/35 (e)(r)		5,000,000	4,984,300
Sociedad Concesionaria, 6.223%, 12/15/26 (e)		3,000,000	3,096,720
Sovereign Bank Lease Pass Through, 12.18%, 6/30/20 (e)		5,136,550	8,114,414
SPARCS Trust 99-1 Step Coupon, 0.0% to 4/15/19,
7.697% thereafter, 10/15/97 (e)		1,000,000	270,000
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)		1,995,000	2,016,885
Toll Road Investment Partnership II Zero Coupon Bonds:
2/15/13 (e)		8,000,000	5,169,544
2/15/14 (e)		5,000,000	3,075,610
2/15/25 (e)		6,000,000	1,626,222
Unisys Corp., 6.875%, 3/15/10		200,000	220,000
United Energy Ltd, 6.00%, 11/1/05 (e)		1,000,000	1,069,110
Valassis Communications, Inc., Zero Coupon, 6/6/21		500,000	299,040
Washington Mutual, Inc., 1.4325%, 11/3/05 (r)		2,000,000	2,000,000
William Street Funding Corp., 1.42%, 4/23/06 (e)(r)		4,000,000	4,005,791

Total Corporate Bonds (Cost $139,081,702)			135,198,667

U.S. Government Agencies
and Instrumentalities - 4.8%
Fannie Mae, 5.125%, 1/2/14		2,500,000	2,596,325
Federal Home Loan Bank:
2.25%, 3/8/07		3,000,000	2,996,406
2.25%, 3/28/07		2,000,000	2,001,254
Federal Home Loan Bank Discount Notes, 4/1/04		14,900,000	14,900,000
Freddie Mac, 2.25%, 3/24/08		2,000,000	2,006,980
Kingdom of Jordan, Guaranteed by the United States Agency
of International Development, 8.75%, 9/1/19		1,159,173	1,498,544

Total U.S. Government Agencies
and Instrumentalities (Cost $25,730,933)			25,999,509

		Principal
Taxable Municipal Obligations - 7.7%		Amount	Value
American Public Energy Agency Gas Supply Revenue Bonds,
6.875%, 12/1/04 (e)		$5,852,000	$6,052,548
Denver Colorado City & County COPs, Zero Coupon, 12/15/16		2,000,000	1,046,280
Harrisburg Pennsylvania Authority Facility Subordinate
Revenue and Refunding Bonds, 5.50%, 9/1/25		2,500,000	2,580,775
Hillsborough County Florida Port Authority Zero Coupon Bonds,
12/1/10		1,235,000	958,953
Hoboken New Jersey Pension Funding Zero Coupon Bonds,
4/1/27		570,000	146,929
Kansas State Finance Development Authority Revenue Bonds,
4.722%, 5/1/15		1,000,000	1,015,500
Los Angeles California Community Redevelopment Agency Tax
Allocation Bonds, 4.60%, 7/1/10		840,000	870,400
Maryland State Economic Development Corp. Revenue Bonds,
8.625%, 10/1/19 (f)		3,750,000	1,749,862
Maryland State Health & Higher Educational Facilities Authority
Revenue VRDN, 1.25%, 7/1/22		300,000	300,000
New Jersey Economic Development Authority Revenue
Zero Coupon Bonds:
2/15/17		10,750,000	5,571,940
2/15/24		4,000,000	1,293,120
Oregon School Boards Association GO Zero Coupon Bonds,
6/30/16		3,000,000	1,625,610
Pembroke Pines Florida Communications Services Tax
Revenue Bonds, 4.75%, 10/1/19		1,000,000	979,590
Philadelphia Pennsylvania IDA Pension Funding
Zero Coupon Bonds, 4/15/14		1,250,000	784,100
Philadelphia Pennsylvania IDA Revenue Bond, 6.488%, 6/15/04		4,841,582	4,887,044
Phoenix, Arizona IDA Revenue Bonds, 6.85%, 12/1/25		4,120,000	4,851,918
Port St. Lucie Special Tax Assessment Revenue Bonds,
4.55%, 1/1/10		1,385,000	1,447,588
Rancho Mirage California Redevelopment Agency Tax Allocation
Bonds, 5.76%, 4/1/24		520,000	541,086
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08		745,000	763,305
3.90%, 12/1/09		1,150,000	1,181,763
Texas State Public Finance Authority Revenue Bonds,
9.00%, 12/1/06		2,514,000	2,806,227

Total Municipal Obligations (Cost $41,157,287)			41,454,538

High Social Impact Investments - 0.9%
Calvert Social Investment Foundation Notes,
1.74%, 7/1/04 (b)(i)		5,016,666	4,975,128

Total High Social Impact Investments (Cost $5,016,666)			4,975,128

		Principal
Certificates of Deposit - 0.1%		Amount	Value
Alternative Federal Credit Union, 1.25%, 11/30/04 (b)(k)		$50,000	$49,949
Blackfeet National Bank, 2.75%, 11/13/04 (b)(k)		92,000	91,853
First American Credit Union, 1.30%, 12/23/04 (b)(k)		92,000	91,814
Mission Area Federal Credit Union, 1.50%, 11/18/04 (b)(k)		50,000	49,938
ShoreBank & Trust Co., 1.25%, 12/6/04 (b)(k)		100,000	99,820

Total Certificates of Deposit (Cost $384,000)			383,374

Total Investments (Cost $499,426,011) - 100.3%		539,367,540
Other assets and liabilities, net - (0.3%)			(1,540,276)
Net Assets - 100%			$537,827,264

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 18,700,097 shares outstanding			$522,190,770
Class B: 916,447 shares outstanding			27,291,605
Class C: 777,760 shares outstanding			23,014,167
Class I: 0 shares outstanding			--
Undistributed net investment income			403,544
Accumulated net realized gain (loss) on investments			(74,980,385)
Net unrealized appreciation (depreciation) on investments			39,907,563

Net Assets			$537,827,264

Net Asset Value Per Share
Class A (based on net assets of $493,635,396)			$26.40
Class B (based on net assets of $24,006,761)			$26.20
Class C (based on net assets of $20,185,107)			$25.95
Class I (based on net assets of $0)			N/A

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
U.S. Treasury Bonds	55	6/04	$6,273,437	($76,033)

Sold:
2 Year U.S. Treasury Notes	231	6/04	49,704,703	35,654
5 Year U.S. Treasury Notes	73	6/04	8,290,063	8,380
10 Year U.S. Treasury Notes	23	6/04	2,654,344	(1,967)

See notes to statements of net assets and notes to financial statements.

Bond Portfolio

Statement of Net Assets

March 31, 2004

	Principal
Corporate Bonds - 67.7%	Amount	Value
ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (Class A2) (e)	$1,183,672	$1,199,845
8.745%, 1/15/21 (Class B) (e)	999,938	830,174
Agfirst Farm Credit Bank, 7.30%, 10/14/49
(call 12/15/08 @ 100) (e)	2,000,000	2,127,980
American Express Credit Corp., 1.23%, 9/19/06 (r)	5,000,000	5,012,300
ASIF Global Financing:
1.36%, 3/14/06 (e)(r)	5,000,000	5,000,000
1.27%, 5/30/06 (e)(r)	900,000	900,009
Atherton Franchisee Loan Funding LLP, 6.72%, 8/15/10 (e)	2,539,088	2,537,140
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	3,250,000	2,003,527
Autopista del Maipo Solidad, 7.373%, 6/15/22 (e)	500,000	567,710
Bank of America Corp., 1.27%, 2/17/09 (r)	2,000,000	2,001,292
Bank One Issuance Trust, 1.14%, 10/15/08 (r)	3,000,000	3,003,240
BF Saul REIT, 7.50%, 3/1/14 (call, 3/1/09 @ 103.75) (e)	2,000,000	2,030,000
Camden Property Trust, 7.00%, 4/15/04	1,000,000	1,001,380
Cascade Christian Schools, 7.65%, 12/1/09	772,000	839,550
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	5,098,750
Chevy Chase Bank FSB, 6.875%, 12/1/13
(call 12/1/08 @ 103.438)	500,000	512,500
CNL Funding, 7.721%, 8/25/09 (e)	1,796,454	1,949,132
Comcast Cable Communications, 8.125%, 5/1/04	2,500,000	2,511,675
Continental Airlines, Inc., 2.02%, 12/6/07 (r)	2,000,000	1,999,800
Credit Suisse First Boston USA Inc, 1.39%, 6/19/06 (r)	1,500,000	1,499,340
Delta Air Lines, Inc., 1.87%, 1/25/08 (r)	2,808,047	2,823,856
Doral Financial Corp., 8.50%, 7/8/04	500,000	508,140
EOP Operating LP, 6.50%, 6/15/04	1,002,717	1,012,002
FedEx Corp., 1.39%, 4/1/05 (e)(r)	5,000,000	4,999,000
First Republic Bank, 7.75%, 9/15/12	870,000	938,687
Global Signal Trust I, 3.711%, 1/15/34	1,496,436	1,509,794
Goldman Sachs Group, Inc., 1.29%, 10/27/06 (r)	1,000,000	1,000,260
Great Lakes Power Inc.:
9.00%, 8/1/04	1,000,000	1,018,050
8.30%, 3/1/05	4,425,000	4,621,647
Greater Bay Bancorp., 5.25%, 3/31/08	1,000,000	1,028,380
Health Care REIT Inc., 6.00%, 11/15/13	1,000,000	1,050,680
Huntington Bancshares, Inc., 1.35%, 12/1/05 (r)	1,000,000	1,000,333
Interpool Capital Trust, 9.875%, 2/15/27
(call 2/15/07 @ 104.94)	1,620,000	1,129,950
Interpool, Inc., 7.35%, 8/1/07	2,000,000	1,850,000
iStar Financial, Inc., 5.125%, 4/1/11 (e)	1,500,000	1,503,750
LCOR Alexandria LLC, 6.625%, 9/15/19 (e)	4,000,000	4,520,760
Leucadia National Corp., 7.00%, 8/15/13 (e)	1,000,000	1,035,000
LG&E Capital Corp., 6.205%, 5/1/04 (e)	1,500,000	1,504,500
Liberty Mutual Capital Corp., 7.86%, 5/31/13 (e)	2,000,000	2,317,309
Liberty Mutual Insurance Co., 7.697%, 10/15/97 (e)	2,620,000	2,661,186

	Principal
Corporate Bonds - Cont'd	Amount	Value
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)	$3,400,000	$102,000
8.30%, 12/1/37 (e)(m)	4,000,000	120,000
Masco Corp., 1.37%, 3/9/07 (e)(r)	5,000,000	4,996,855
Meridian Funding Co. LLC, 1.59%, 4/15/09 (e)(r)	1,250,000	1,249,849
Nationwide Health Properties, 2.75%, 5/15/07 (e)	1,500,000	1,509,990
NYMAGIC Inc., 6.50%, 3/15/14 (e)	2,000,000	2,008,572
Patrons Legacy Partnership:
5.646%, 1/17/17	2,500,000	2,569,900
5.775%, 1/23/17	1,500,000	1,534,215
Post Apartment Homes LP, 6.85%, 3/16/15	1,000,000	1,034,268
Preferred Term Securities Ltd, 1.92%, 4/3/33
(call 4/3/08 @ 100) (e)(r)	1,000,000	1,000,020
PRICOA Global Funding I, 1.22%, 3/2/07 (e)(r)	3,000,000	2,998,035
Prudential Holdings, LLC, 7.245%, 12/18/23 (e)	1,598,000	1,909,626
QBE Insurance Group Ltd., 5.647%, 7/1/23
(call, 7/1/13 @ 100) (e)	500,000	502,022
Residential Asset Mortgage Products, Inc., 5.09%, 2/25/31	1,000,000	1,031,850
Roslyn Preferred Trust I, 4.78%, 4/1/32 (call 3/1/07 @ 100) (e)	2,000,000	2,060,000
SLM Corp., 1.07%, 7/25/35 (call/ put/ convertible
7/25/07 @ 100/ 100/ 65.975, respectively)(e)(r)	5,000,000	4,984,300
Sociedad Concesionaria, 6.223%, 12/15/26 (e)	3,000,000	3,096,720
Sovereign Bank Lease Pass Through, 12.18%, 6/30/20 (e)	5,958,875	9,413,474
SPARCS Trust 99-1 Step Coupon, 0.0% to 4/15/19,
7.697% thereafter, 10/15/97	1,000,000	270,000
State Street Capital Trust II, 1.62%, 2/15/08
(call 12/15/05 @ 100) (r)	1,000,000	1,006,860
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	2,660,000	2,689,180
TIERS Trust, 8.45%, 12/1/17 (n)	439,239	13,177
Toll Road Investment Partnership II Zero Coupon:
2/15/10 (e)	3,000,000	2,316,681
2/15/13 (e)	1,000,000	646,193
2/15/14 (e)	2,000,000	1,230,244
2/15/25 (e)	14,200,000	3,848,725
2/15/26 (e)	3,000,000	762,168
Unisys Corp., 6.875%, 3/15/10	200,000	220,000
United Energy Ltd, 6.00%, 11/1/05 (e)	1,000,000	1,069,110
Valassis Communications, Inc., Zero Coupon, 6/6/21	500,000	299,040
Washington Mutual, Inc., 1.40%, 11/3/05 (r)	4,000,000	4,000,000
William Street Funding Corp., 1.42%, 4/23/06 (e)(r)	4,000,000	4,005,791

Total Corporate Bonds (Cost $146,760,930)		145,157,493

	Principal
Taxable Municipal Obligations - 14.4%	Amount	Value
Brooklyn Park Minnesota GO Bonds, 4.75%, 2/1/13	$710,000	$730,867
Denver Colorado City & County COPs, Zero Coupon, 12/15/16	3,000,000	1,569,420
Harrisburg Pennsylvania Authority Revenue Bonds, 5.50%, 9/1/25	2,500,000	2,580,775
Hillsborough County Florida Port District Revenue Bonds,
Zero Coupon, 6/1/11	1,230,000	921,774
Hoboken New Jersey Pension Funding GO Bonds, Zero Coupon,
4/1/27	570,000	146,929
Kansas Development Finance Authority Revenue Bonds,
4.722%, 5/1/15	1,000,000	1,015,500
Los Angeles California Community Redevelopment Agency
Tax Allocation Bonds, 5.27%, 7/1/13	970,000	1,010,575
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon:
2/15/17	8,750,000	4,535,300
2/15/24	5,000,000	1,616,400
Oregon School Boards Association Pension Funding GO Bonds
Zero Coupon:
6/30/16	2,250,000	1,219,208
6/30/23	500,000	166,800
Pembroke Pines Florida Communication Tax Revenue Bonds,
4.75%, 10/1/19	1,000,000	979,590
Philadelphia Pennsylvania IDA Pension Funding Revenue Bonds,
Zero Coupon, 4/15/14	1,250,000	784,100
6.488%, 6/15/04	4,149,927	4,188,895
Phoenix Arizona IDA Revenue Bonds, 6.85%, 12/1/25	3,290,000	3,874,468
Rancho Mirage California Redevelopment Agency
Tax Allocation Bonds, 5.76%, 4/1/24	520,000	541,086
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,324,073
4.20%, 12/1/10	1,235,000	1,271,284
Texas State Public Finance Authority Revenue Bonds,
9.00%, 12/1/06	2,207,000	2,463,542

Total Taxable Municipal Obligations (Cost $29,105,317)		30,940,586

Taxable Variable Rate Demand Notes - 1.9%
Alaska State Housing Finance Corp., 1.04%, 12/1/32	860,000	860,000
Butler County Alabama IDA Revenue, 1.10%, 3/1/12	1,270,000	1,270,000
Milpitas California MFH Revenue, 1.10%, 8/15/33	195,000	195,000
Post Apartment Homes LP MFH Revenue, 1.09%, 7/15/29	400,000	400,000
Washington State Housing Finance Commission Revenue,
1.12%, 7/15/34	1,300,000	1,300,000

Total Taxable Variable Rate Demand Notes (Cost $4,025,000)		4,025,000

U.S. Government Agencies	Principal
and Instrumentalities - 13.2%	Amount	Value
Fannie Mae, 5.125%, 1/2/14	$2,500,000	$2,596,325
Federal Home Loan Bank Discount Notes, 4/1/04	16,000,000	16,000,000
Federal Home Loan Bank System:
2.25%, 3/8/07 (call 4/8/04 @ 100)	4,000,000	3,995,208
2.25%, 3/28/07 (call 4/28/04 @ 100)	3,000,000	3,001,881
Freddie Mac, 2.25%, 3/24/08 (call 3/24/05 @ 100)	2,000,000	2,006,980
Kingdom of Jordan Guaranteed by the United States Agency
of International Development, 8.75%, 9/1/19	579,587	749,272

Total U.S. Government Agency (Cost $28,155,531)		28,349,666

High Social Impact Investments - 0.5%
Calvert Social Investment Foundation Notes, 1.74%, 7/1/06 (b)(i)	1,050,000	1,041,306

Total High Social Impact Investments (Cost $1,050,000)		1,041,306

Equity Securities - 2.4%
Allstream, Inc.:
Class A	734	40,370
Class B	39,560	2,223,311
Conseco, Inc.*	106,935	2,476,615
Northern Borders Partners, LP	3,500	147,350
Roslyn Real Estate Asset Corp. (Preferred)	2,000	206,438

Total Equity Securities (Cost $4,541,431)		5,094,084

Total Investments (Cost $213,638,209) - 100.1%		214,608,135
Other assets and liabilities, net - (0.1%)		(133,301)
Net Assets - 100%		$214,474,834

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 10,064,784 shares outstanding		$161,817,833
Class B: 1,196,701 shares outstanding		18,984,940
Class C: 801,463 shares outstanding		12,738,932
Class I: 1,090,316 shares outstanding		16,946,305
Undistributed net investment income		98,546
Accumulated net realized gain (loss) on investments		2,959,219
Net unrealized appreciation (depreciation) on investments		929,059

Net Assets		$214,474,834

Net Asset Value Per Share
Class A (based on net assets of $164,217,387)		$16.32
Class B (based on net assets of $19,451,828)		$16.25
Class C (based on net assets of $13,009,929)		$16.23
Class I (based on net assets of $17,795,690)		$16.32

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
U.S. Treasury Bonds	61	6/04	$6,957,812	($84,463)

Sold:
2 Year U.S. Treasury Notes	231	6/04	49,704,703	35,654
5 Year U.S. Treasury Notes	72	6/04	8,176,500	8,556
10 Year U.S. Treasury Notes	14	6/04	1,615,688	(165)

See notes to statements of net assets and notes to financial statements.

Equity Portfolio

Statement of Net Assets

March 31, 2004

Equity Securities - 97.5%	Shares	Value
Banks - Major Regional - 1.6%
Synovus Financial Corp.	605,300	$14,799,585

Biotechnology - 2.7%
Amgen, Inc.*	420,000	24,431,400

Chemicals - 1.9%
Air Products & Chemicals, Inc.	350,000	17,542,000

Chemicals - Specialty - 1.1%
Ecolab, Inc.	331,200	9,449,136

Computers - Hardware - 4.3%
Dell, Inc.*	670,300	22,535,486
Hewlett-Packard Co.	695,000	15,873,800
		38,409,286

Computers - Networking - 3.3%
Cisco Systems, Inc.*	1,250,000	29,400,000

Computers - Software & Services - 2.2%
Microsoft Corp.	803,100	20,053,407

Distributors - Food & Health - 1.7%
Performance Food Group Co.*	451,400	15,505,590

Electrical Equipment - 3.2%
Emerson Electric Co.	325,600	19,509,952
Molex, Inc.	360,000	9,374,400
		28,884,352

Electronics - Semiconductors - 4.7%
Intel Corp.	591,800	16,096,960
Microchip Technology, Inc.	542,300	14,403,488
QLogic Corp.*	360,000	11,883,600
		42,384,048

Financial - Diversified - 4.2%
American Express Co.	387,000	20,065,950
SEI Investments Co.	540,000	17,820,000
		37,885,950

Healthcare - Diversified - 1.1%
Johnson & Johnson	201,400	10,215,008

Equity Securities - Cont'd	Shares	Value
Healthcare - Drug - Major Pharmaceutical - 6.3%
Merck & Co., Inc.	480,000	$21,211,200
Pfizer, Inc.	750,000	26,287,500
Schering-Plough Corp.	600,000	9,732,000
		57,230,700

Healthcare - Hospital Management - 2.4%
Health Management Associates, Inc.	934,000	21,678,140

Healthcare - Medical Products & Supplies - 5.7%
Dentsply International, Inc.	300,000	13,299,000
Medtronic, Inc.	550,000	26,262,500
Varian Medical Systems, Inc.*	140,000	12,083,400
		51,644,900

Insurance - Life & Health - 2.0%
Aflac, Inc.	450,000	18,063,000

Insurance - Multi-Line - 3.3%
American International Group, Inc.	418,000	29,824,300

Investment Banking / Brokerage - 2.4%
A.G. Edwards, Inc.	550,000	21,516,000

Investment Management - 1.8%
Franklin Resources, Inc.	294,900	16,420,032

Machinery - Diversified - 1.8%
Dover Corp.	411,900	15,969,363

Manufacturing - Diversified - 6.8%
3M Co.	226,000	18,502,620
Illinois Tool Works, Inc.	288,000	22,818,240
Pentair, Inc.	340,000	20,060,000
		61,380,860

Manufacturing - Specialized - 1.0%
Aptargroup, Inc.	241,700	9,281,280

Natural Gas - 1.8%
Questar Corp.	456,200	16,623,928

Oil & Gas - Exploration & Production - 1.8%
EOG Resources, Inc.	363,600	16,685,604

Personal Care - 3.4%
Alberto-Culver Co.	377,250	16,549,958
Estee Lauder Co.'s, Inc.	324,200	14,375,028
		30,924,986

Restaurants - 2.3%
Brinker International, Inc.*	550,000	20,861,500

Equity Securities - Cont'd	Shares	Value
Retail - Building Supplies - 2.2%
Home Depot, Inc.	520,000	$19,427,200

Retail - Computers & Electronics - 2.1%
CDW Corp.	280,000	18,930,800

Retail - Department Stores - 2.5%
Kohl's Corp.*	460,000	22,231,800

Retail - Discounters - 1.2%
Family Dollar Stores, Inc.	300,000	10,785,000

Retail - Drug Stores - 2.5%
Walgreen Co.	680,000	22,406,000

Retail - General Merchandise - 2.3%
Costco Wholesale Corp.*	550,000	20,658,000

Retail - Specialty - 3.8%
Bed Bath & Beyond, Inc.*	416,200	17,380,512
Staples, Inc.*	680,000	17,265,200
		34,645,712

Services - Advertising / Marketing - 1.3%
Omnicom Group, Inc.	150,000	12,037,500

Services - Computer Systems - 1.4%
SunGard Data Systems, Inc.*	463,300	12,694,420

Services - Data Processing - 3.4%
First Data Corp.	365,000	15,388,400
Fiserv, Inc.*	440,000	15,738,800
		31,127,200

Telephone - 0.0%
Alltel Corp.	900	44,901

Total Equity Securities (Cost $750,538,302)		882,052,888

Venture Capital - 0.1%
20/20 Gene Systems, Inc., Warrants
(strike price $.01/share, expires 8/27/13)*(b)(i)	30,000	14,700
Cylex, Inc.:
Series A (Preferred)*(a)(b)(i)	1,017,424	100,823
Series B (Preferred)*(a)b)(i)	5,140,170	211,775
Warrants (strike price $.0412/share, expires 11/12/13)*(b)(i)	1,865,413	--
Dragonfly Media LLC*(b)(i)	228,571	400,006
H2Gen Innovations, Inc.:
Series A (Preferred)*(b)(i)	251,496	251,496
Series A (Preferred) Warrants
(strike price $1.00/share, expires 1/1/12)*(b)(i)	20,833	--
Series B (Preferred) Warrants (expires 10/31/13)*(b)(i)	19,656	--

Total Venture Capital (Cost $1,213,721)		978,800
	Principal
Corporate Bonds - 0.0%	Amount	Value
20/20 Gene Systems, Inc., 8.00%, 2/28/05 (b)(i)	$250,000	$241,003
H2Gen Innovations, Inc.:
Series B Bridge Note Tranche 1, 10.00%, 4/30/04 (b)(i)	29,483	29,483
Series B Bridge Note Tranche 2, 10.00%, 4/30/04 (b)(i)	29,483	29,483

Total Corporate Bonds (Cost $300,050)		299,969

Taxable Variable Rate Demand Notes - 1.0%
Alaska State Housing Finance Corp., Series C, 1.04%, 12/1/32	800,000	800,000
Chambers County Alabama IDA, 1.10%, 2/1/28	1,695,000	1,695,000
Florida State Housing Finance Corp. MFH Revenue,
1.10%, 11/1/32	1,750,000	1,750,000
Hardin County Kentucky Industrial Building Revenue,
1.20%, 3/1/27	295,000	295,000
Lancaster, California Redevelopment Agency, 1.17%, 1/15/35	500,000	500,000
New York City Housing Development Corp. MFH Revenue:
1.06%, 4/15/29	475,000	475,000
1.07%, 6/1/33	2,300,000	2,300,000
Southern Indiana Investments Company Two, LLC,
1.10%, 10/15/26	1,000,000	1,000,000
Tyler Enterprises, LLC, 1.10%, 10/1/22	360,000	360,000

Total Taxable Variable Rate Demand Notes (Cost $9,175,000)		9,175,000

High Social Impact Investments - 0.2%
Calvert Social Investment Foundation Notes,
1.74%, 7/1/06 (b)(i)	1,800,000	1,785,096

Total High Social Impact Investments (Cost $1,800,000)		1,785,096

U.S. Government Agencies - 0.5%
Federal Home Loan Bank Discount Notes, 4/1/04	4,000,000	4,000,000

Total U.S. Government Agencies (Cost $4,000,000)		4,000,000

Total Investments (Cost $767,027,073) - 99.3%		898,291,753
Other assets and liabilities, net - 0.7%		6,706,130
Net Assets - 100%		$904,997,883

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 20,637,605 shares outstanding		$550,907,236
Class B: 2,793,186 shares outstanding		78,316,093
Class C: 2,823,331 shares outstanding		72,796,721
Class I: 2,462,059 shares outstanding		70,716,455
Undistributed net investment income (loss)		(1,769,761)
Accumulated net realized gain (loss) on investments		2,766,459
Net unrealized appreciation (depreciation) on investments		131,264,680

Net Assets		$904,997,883

Net Asset Value Per Share
Class A (based on net assets of $661,093,706)		$32.03
Class B (based on net assets of $84,111,229)		$30.11
Class C (based on net assets of $79,335,612)		$28.10
Class I (based on net assets of $80,457,336)		$32.68

See notes to statements of net assets and notes to financial statements.

Enhanced Equity Portfolio

Statement of Net Assets

March 31, 2004

Equity Securities - 99.0%	Shares	Value
Air Freight - 0.4%
FedEx Corp.	1,300	$97,708
United Parcel Service, Inc. (Class B)	2,700	188,568
		286,276

Airlines - 0.0%
Continental Airlines, Inc. (Class B)*	1,500	18,795

Auto Parts & Equipment - 0.6%
Autoliv, Inc.	9,000	369,000
Genuine Parts Co.	1,500	49,080
		418,080

Banks - Major Regional - 3.8%
Bank One Corp.	6,200	338,024
FleetBoston Financial Corp.	700	31,430
KeyCorp Ltd.	8,500	257,465
National City Corp.	6,400	227,712
US Bancorp	25,600	707,840
Wells Fargo & Co.	15,400	872,718
		2,435,189

Banks - Money Center - 3.4%
Bank of America Corp.	17,947	1,453,348
Wachovia Corp.	15,400	723,800
		2,177,148

Biotechnology - 1.2%
Amgen, Inc.*	9,900	575,883
Invitrogen Corp.*	3,100	222,239
		798,122

Broadcast - Television, Radio, & Cable - 0.5%
Comcast Corp.*	1,200	34,488
COX Communications, Inc.*	9,000	284,400
		318,888

Building Materials - 0.5%
Masco Corp.	9,900	301,356

Chemicals - 0.9%
Airgas, Inc.	17,100	364,230
Praxair, Inc.	5,400	200,448
		564,678

Chemicals - Specialty - 0.5%
Sigma-Aldrich Corp.	5,300	293,302

Equity Securities - Cont'd	Shares	Value
Communications Equipment - 1.2%
Adtran, Inc.	700	$21,021
Qualcomm, Inc.	7,500	498,150
Scientific-Atlanta, Inc.	5,600	181,104
Tellabs, Inc.*	5,500	47,465
		747,740

Computers - Hardware - 4.3%
Dell, Inc.*	26,800	901,016
Hewlett-Packard Co.	10,000	228,400
International Business Machines Corp.	17,900	1,643,936
		2,773,352

Computers - Networking - 2.5%
Cisco Systems, Inc.*	67,700	1,592,304

Computers - Peripherals - 0.3%
EMC Corp.*	13,000	176,930

Computers - Software & Services - 4.7%
Adobe Systems, Inc.	3,500	138,005
Citrix Systems, Inc.*	3,100	67,022
Compuware Corp.*	16,400	122,180
Electronic Arts, Inc.*	7,600	410,096
Intuit, Inc.*	800	35,904
Microsoft Corp.	84,600	2,112,462
Symantec Corp.*	1,100	50,930
Veritas Software Corp.*	3,200	86,112
		3,022,711

Consumer Finance - 1.7%
Capital One Financial Corp.	7,600	573,268
MBNA Corp.	12,800	353,664
Providian Financial Corp.*	11,900	155,890
		1,082,822

Distributors - Food & Health - 1.2%
Supervalu, Inc.	4,700	143,538
Sysco Corp.	15,400	601,370
		744,908

Electric Companies - 0.7%
Cleco Corp	3,800	72,314
Hawaiian Electric Industries, Inc.	1,500	77,760
IDACORP, Inc.	700	20,930
OGE Energy Corp.	10,500	277,620
		448,624

Electrical Equipment - 0.7%
Cooper Industries Ltd	1,400	80,052
Harman International Industries, Inc.	600	47,760
Molex, Inc.	8,200	249,198
Sanmina-SCI Corp.*	4,900	53,949
SPX Corp.	800	36,384
		467,343
Equity Securities - Cont'd	Shares	Value
Electronics - Semiconductors - 4.0%
Altera Corp.*	11,700	$239,265
Analog Devices, Inc.	6,000	288,060
Atmel Corp.*	18,700	121,550
Intel Corp.	56,400	1,534,080
Texas Instruments, Inc.	11,200	327,264
Xilinx, Inc.*	2,400	91,200
		2,601,419

Entertainment - 1.1%
Time Warner, Inc.*	41,400	698,004

Equipment - Semiconductors - 0.4%
Applied Materials, Inc.*	12,700	271,526

Financial - Diversified - 8.3%
AMBAC Financial Group, Inc.	1,700	125,426
American Express Co.	24,500	1,270,325
Equity Office Properties Trust (REIT)	10,800	312,012
Fannie Mae	18,200	1,353,170
Freddie Mac	1,300	76,778
Goldman Sachs Group, Inc.	1,000	104,350
J.P. Morgan Chase & Co.	34,000	1,426,300
Principal Financial Group, Inc.	17,700	630,651
SLM Corp.	1,200	50,220
		5,349,232

Foods - 2.8%
General Mills, Inc.	5,400	252,072
H.J. Heinz Co.	13,100	488,499
Hershey Foods Corp.	5,100	422,535
Kellogg Co.	15,600	612,144
		1,775,250

Footwear - 0.3%
Timberland Co.*	3,400	202,130

Hardware & Tools - 0.2%
Black & Decker Corp.	2,100	119,574

Healthcare - Diversified - 2.6%
Johnson & Johnson	32,500	1,648,400

Healthcare - Drug - Major Pharmaceutical - 5.0%
Merck & Co., Inc.	27,400	1,210,806
Pfizer, Inc.	53,200	1,864,660
Schering-Plough Corp.	8,600	139,492
		3,214,958

Equity Securities - Cont'd	Shares	Value
Healthcare - Managed Care - 1.5%
Anthem, Inc.*	1,800	$163,152
Coventry Health Care, Inc.*	1,050	44,447
Express Scripts, Inc.*	2,600	193,934
Health Net, Inc.*	4,000	99,720
Wellpoint Health Networks, Inc.*	3,800	432,136
		933,389

Healthcare - Medical Products & Supplies - 2.7%
Arrow International, Inc.	1,500	44,835
Beckman Coulter, Inc.	1,100	59,994
Becton Dickinson & Co.	5,400	261,792
Cardinal Health, Inc.	7,850	540,865
Medtronic, Inc.	11,000	525,250
St. Jude Medical, Inc.*	600	43,260
Stryker Corp.	2,600	230,178
		1,706,174

Healthcare - Special Services - 0.4%
DaVita, Inc.*	5,400	257,850

Homebuilding - 1.8%
KB Home	4,200	339,360
NVR, Inc.*	1,800	828,000
		1,167,360

Household Furnishing & Appliances - 0.2%
Whirlpool Corp.	1,600	110,192

Household Products - Non-Durable - 2.8%
Church & Dwight, Inc.	600	25,986
Colgate-Palmolive Co.	7,300	402,230
Kimberly-Clark Corp.	16,600	1,047,460
Procter & Gamble Co.	3,100	325,128
		1,800,804

Insurance - Life & Health - 2.0%
Aflac, Inc.	7,100	284,994
Jefferson-Pilot Corp.	1,600	88,016
Lincoln National Corp.	3,800	179,816
Nationwide Financial Services, Inc.	1,900	68,495
Protective Life Corp	6,200	232,190
Prudential Financial, Inc.	9,600	429,888
		1,283,399

Insurance - Multi-Line - 3.0%
American International Group, Inc.	26,140	1,865,089
Hartford Financial Services, Inc.	1,300	82,810
		1,947,899

Equity Securities - Cont'd	Shares	Value
Insurance - Property & Casualty - 1.5%
21st Century Insurance Group	4,500	$64,800
Chubb Corp.	6,600	458,964
Commerce Group, Inc.	1,500	72,000
Progressive Corp.	2,700	236,520
Safeco Corp.	3,200	138,144
		970,428

Investment Banking / Brokerage - 0.0%
Charles Schwab Corp.	2,700	31,347

Investment Management - 0.2%
Franklin Resources, Inc.	700	38,976
The Phoenix Co.'s, Inc.	4,500	60,345
		99,321

Leisure Time - Products - 0.8%
Callaway Golf Co	6,000	113,880
Harley-Davidson, Inc.	7,200	384,048
		497,928

Machinery - Diversified - 1.6%
Actuant Corp.*	4,700	184,381
Deere & Co.	8,400	582,204
Dover Corp.	2,700	104,679
Terex Corp.*	4,500	166,365
		1,037,629

Manufacturing - Diversified - 1.5%
Carlisle Co.'s, Inc.	1,800	101,970
Danaher Corp.	2,800	261,436
Illinois Tool Works, Inc.	4,670	370,004
Parker Hannifin Corp.	4,000	226,000
		959,410

Manufacturing - Specialized - 0.8%
Jabil Circuit, Inc.*	10,500	309,015
Nordson Corp	1,300	48,698
Sealed Air Corp.*	3,200	159,136
		516,849

Natural Gas - 2.3%
AGL Resources, Inc.	6,000	174,120
Equitable Resources, Inc.	1,500	66,630
Kinder Morgan, Inc.	13,100	825,562
NiSource, Inc.	6,300	133,875
Oneok, Inc.	4,800	108,240
Southwest Gas Corp	6,700	156,780
		1,465,207

Office Equipment & Supplies - 0.4%
Pitney Bowes, Inc.	1,000	42,610
United Stationers, Inc.*	5,700	239,970
		282,580

Equity Securities - Cont'd	Shares	Value
Oil & Gas - Drilling & Equipment - 1.7%
Smith International, Inc.*	11,400	$610,014
Veritas DGC, Inc.*	22,000	455,400
		1,065,414

Oil & Gas - Exploration & Production - 1.9%
EOG Resources, Inc.	17,800	816,842
Pioneer Natural Resources Co.	1,200	38,760
XTO Energy, Inc.	15,208	383,837
		1,239,439

Paper & Forest Products - 0.6%
Weyerhaeuser Co.	5,600	366,800

Personal Care - 1.2%
Avon Products, Inc.	600	45,522
Gillette Co.	19,000	742,900
		788,422

Photography / Imaging - 0.7%
Eastman Kodak Co.	12,200	319,274
Xerox Corp.*	9,100	132,587
		451,861

Publishing - 0.8%
McGraw-Hill Co.'s, Inc.	6,800	517,752

Publishing - Newspapers - 0.7%
Dow Jones & Co., Inc.	2,700	129,357
Media General, Inc.	1,200	80,736
New York Times Co.	1,700	75,140
Washington Post Co. (Class B)	200	176,882
		462,115

Retail - Building Supplies - 2.1%
Home Depot, Inc.	24,000	896,640
Lowe's Co.'s, Inc.	8,600	482,718
		1,379,358

Retail - Computers & Electronics - 0.1%
Best Buy Co., Inc.	1,800	93,096

Retail - Department Stores - 0.1%
Saks, Inc.*	2,400	42,240

Retail - Discounters - 0.4%
Dollar General Corp.	1,800	34,560
Family Dollar Stores, Inc.	4,700	168,965
ShopKo Stores, Inc.*	4,000	58,480
		262,005

Equity Securities - Cont'd	Shares	Value
Retail - Drug Stores - 0.6%
Caremark Rx, Inc.*	3,800	$126,350
CVS Corp.	600	21,180
Walgreen Co.	7,900	260,305
		407,835

Retail - General Merchandise - 0.5%
Costco Wholesale Corp.*	5,600	210,336
Target Corp.	1,900	85,576
		295,912

Retail - Specialty - 1.6%
Advance Auto Parts, Inc.*	9,000	366,030
Bed Bath & Beyond, Inc.*	6,300	263,088
Staples, Inc.*	15,700	398,623
		1,027,741

Retail - Specialty Apparel - 0.3%
Gap, Inc.	8,125	178,100

Savings & Loan Companies - 1.0%
Washington Mutual, Inc.	14,800	632,108

Services - Commercial & Consumer - 0.5%
Brink's Co.	4,900	135,142
H & R Block, Inc.	400	20,412
Headwaters, Inc.*	5,900	151,158
		306,712

Services - Computer Systems - 0.1%
Electronic Data Systems Corp.	2,700	52,245
SunGard Data Systems, Inc.*	1,400	38,360
		90,605

Services - Data Processing - 1.9%
Automatic Data Processing, Inc.	9,300	390,600
DST Systems, Inc.*	1,200	54,420
First Data Corp.	17,300	729,368
Fiserv, Inc.*	1,000	35,770
		1,210,158

Specialty Printing - 0.2%
R.R. Donnelley & Sons Co.	3,900	117,975

Telecommunications - Cell / Wireless - 0.7%
AT&T Wireless Services, Inc.*	11,720	159,509
Nextel Communications, Inc.*	12,500	309,125
		468,634

Equity Securities - Cont'd	Shares	Value
Telephone - 4.0%
Bellsouth Corp.	42,600	$1,179,594
Citizens Communications Co.*	9,100	117,754
SBC Communications, Inc.	51,738	1,269,651
		2,566,999

Total Equity Securities (Cost $56,342,312)		63,588,108

Total Investments (Cost $56,342,312) - 99.0%		63,588,108
Other assets and liabilities, net - 1.0%		625,675
Net Assets - 100%		$64,213,783

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 2,929,918 shares outstanding		$46,574,500
Class B: 518,221 shares outstanding		8,072,931
Class C: 351,859 shares outstanding		5,628,718
Class I: 0 shares outstanding		--
Undistributed net investment income (loss)		(21,192)
Accumulated net realized gain (loss) on investments		(3,286,970)
Net unrealized appreciation (depreciation) on investments		7,245,796

Net Assets		$64,213,783

Net Asset Value Per Share
Class A (based on net assets of $50,205,275)		$17.14
Class B (based on net assets of $8,332,385)		$16.08
Class C (based on net assets of $5,676,123)		$16.13
Class I (based on net assets of $0)		N/A

See notes to statements of net assets and notes to financial statements.

Notes to Statements of Net Assets

(a)        Affiliated company.

(b)        This security was valued by the Board of Trustees. See note A.

(c)        Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(e)        Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)         Future Interest payments have been deferred until July 1, 2004.

(h)        Represents rate in effect at March 31, 2004, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of March 31, 2004, the prime rate was 4.00%.

(i)         Restricted securities represent 2.4% of the net assets for Balanced Portfolio, 0.5% for Bond Portfolio, and 0.3% for Equity Portfolio.

(k)        These certificates of deposit are fully insured by agencies of the federal government.

(m)       The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003. Subsequent to March 31, 2004, the Illinois Insurance Department prohibited Lumbermens from making interest payments due in June and July 2004. This security is no longer accruing interest.

(n)        The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January 2004. This TIERS security is based in interest payments from Lumbermens. Subsequent to March 31, 2004, the Illinois Insurance Department prohibited Lumbermens from making interest payments due in June and July 2004. This security is no longer accruing interest.

(r)        Adjustable rate security.

*          Non-income producing security.

Explanation of Guarantees:	Abbreviations:
BPA: Bond Purchase Agreement	ADR: American Depository Receipt
CA: Collateral Agreement	AMBAC: American Municipal Bond Assurance Corp.
CF: Credit Facility	COPs: Certificates of Participation
C/LOC: Confirming Letter of Credit	FGIC: Financial Guaranty Insurance Company
INSUR: Insurance	FHLB: Federal Home Loan Bank
LOC: Letter of Credit	FNMA: Federal National Mortgage Association
SWAP: Swap Agreement	FSB: Federal Savings Bank
TOA: Tender Option Agreement	GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust
SPI: Securities Purchase, Inc.
VRDN: Variable Rate Demand Notes

See notes to financial statements.

Balanced Portfolio

Restricted securities	Acquisition Dates	Cost
Agraquest, Inc.:
Series B, Preferred	02/26/97	$200,001
Series C, Preferred	03/11/98 - 06/27/03	200,000
Angels With Attitude	08/28/00 - 04/30/03	200,000
CFBanc Corp.	03/14/03	270,000
Calvert Social Investment Foundation Notes,
1.74%, 7/1/04	06/29/01-07/01/02	5,016,666
City Soft, Inc., Convertible Notes, 10.00%, 8/31/06	10/15/02 - 09/09/03	330,377
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 5/15/12)	11/22/02	--
(strike price $0.01/share, expires 10/15/12)	11/22/02	--
(strike price $0.14/share, expires 10/15/12)	11/22/02	--
(strike price $0.28/share, expires 10/15/12)	11/22/02	--
(strike price $0.01/share, expires 2/28/13)	04/11/03	--
(strike price $0.14/share, expires 2/28/13)	04/11/03	--
(strike price $0.28/share, expires 2/28/13)	04/11/03	--
(strike price $0.01/share, expires 5/31/13)	07/15/03	--
(strike price $0.14/share, expires 5/31/13)	07/15/03	--
(strike price $0.28/share, expires 5/31/13)	07/15/03	--
(strike price $0.01/share, expires 8/31/13)	09/09/03	--
(strike price $0.14/share, expires 8/31/13)	09/09/03	--
(strike price $0.28/share, expires 8/31/13)	09/09/03	--
(strike price $0.01/share, expires 9/4/13)	09/09/03	--
(strike price $0.14/share, expires 9/4/13)	09/09/03	--
(strike price $0.21/share, expires 9/4/13)	09/09/03	--
(strike price $0.28/share, expires 9/4/13)	09/09/03	--
(strike price $0.01/share, expires 11/30/13)	01/16/04	--
(strike price $0.14/share, expires 11/30/13)	01/16/04	--
(strike price $0.28/share, expires 11/30/13)	01/16/04	--
Coastal Venture Partners	06/07/96 - 06/22/00	186,494
Common Capital	02/15/01 - 09/11/03	237,428
Community Bank of the Bay	03/15/96	100,000
Distributed Energy Systems Corp:
Contingent Deferred Distribution:
Cash Tranche 1	01/06/04	22,045
Cash Tranche 2	01/06/04	11,022
Stock Tranche 1	01/06/04	812
Stock Tranche 2	01/06/04	407
Escrowed:
Stock Lockup 2	01/06/04	5,187
Warrant Lockup Tranche
(strike price $2.80/share, expires 12/17/06)	01/06/04	--
Environmental Private Equity Fund II	12/31/93 - 11/21/97	33,216
First Analysis Private Equity Fund IV	02/25/02 - 08/21/03	121,984
Frans Health Helpings, Series B, Convertible Preferred	06/08/99	200,000
GEEMF Partners	02/28/97	185,003
Global Environment Emerging Markets Fund	01/14/94 - 12/01/95	814,997
H2Gen Innovations, Inc.:
Series A, Preferred	12/30/02	251,496
Warrants (strike price $1.00/share, expires 1/1/12)	11/07/02	--
Warrants (strike price $1.00/share, expires 10/31/13)	11/06/03 - 02/02/04	--
Hambrecht & Quist Environmental Technology Fund	08/11/89 - 08/10/94	254,513

Balanced Portfolio
Restricted securities (Cont'd)	Acquisition Dates	Cost
Hayes Medical Services	01/31/97 - 07/22/99	$500,000
Infrastructure and Environmental Private Equity Fund III	04/16/97 - 02/12/01	887,455
KDM Development Corp., 3.00%, 12/31/07	11/03/99	679,415
Labrador Ventures III	08/11/98 - 04/02/01	373,228
Labrador Ventures IV	12/14/99 - 12/02/02	633,153
Liberty Environmental Partners	07/28/94 - 09/17/97	350,000
Milepost Ventures	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC	01/08/03 - 03/23/04	62,500
Pharmadigm, Inc.	07/05/96 - 06/18/97	500,000
Plethora Technology, 8.00%, 12/18/04	06/23/03 - 02/10/04	351,713
Plethora Technology, Warrants:
(strike price $0.01/share, expires 6/17/13)	06/23/03	47,100
(strike price $0.01/share, expires 2/9/14)	02/10/04	28,260
Poland Partners	04/13/94 - 07/23/01	400,000
Poland Partners Zero Coupon, 4/13/04	01/27/98 - 07/23/01	101,816
ProFund International S.A.:
Common	08/29/95 - 05/25/99	7,500
Preferred	08/29/05 - 09/09/03	592,178
Seventh Generation, Inc.	04/12/02 - 05-06/03	230,500
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred	04/22/03 - 05/08/03	68,314
Series 1-B, Convertible Preferred	06/10/03	250,000
Warrants (strike price $1.53/share, expires 10/20/05)	06/10/03	--
Solstice Capital	06/26/01 - 11/26/03	228,203
Ukraine Fund	09/28/92 - 04/18/01	43,056
Utah Ventures	11/17/97 - 02/05/03	867,581
Venture Strategy Partners	08/21/98 - 02/26/03	206,058
Wellspring International, Inc.:
Series A, Preferred	03/23/00	200,000
Series B, Preferred	11/28/00 - 06/22/01	274,997
Series C, Preferred	10/30/02 - 11/22/02	150,000
Series D, Preferred	02/10/04	114,286
Warrants (strike price $0.01/share, expires 8/15/12)	08/16/02	11,900
Warrants (strike price $0.01/share, expires 12/24/13)	12/23/03	--
Wild Planet Toys, Inc.:
Series B, Preferred	07/12/94	200,000
Series E, Preferred .	04/09/98	180,725
Wind Harvest Co., Inc.	05/16/94	100,000

See notes to financial statements.

Statements of Operations

Six Months Ended March 31, 2004

	Money
	Market	Balanced	Bond
Net Investment Income	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	--	$4,745,166	$4,154,041
Dividend income (net of foreign taxes withheld
of $0, $26,388, and $15,970, respectively)	$1,080,609	2,268,011	90,499
Total investment income	1,080,609	7,013,177	4,244,540

Expenses:
Investment advisory fee	265,254	1,118,784	354,538
Transfer agency fees and expenses	224,583	517,989	208,259
Administrative fees	176,836	726,195	285,879
Distribution Plan expenses:
Class A	--	571,914	153,677
Class B	--	110,817	94,809
Class C	--	92,237	59,722
Trustees' fees and expenses	18,436	53,920	21,436
Custodian fees	13,221	60,057	27,183
Registration fees	12,325	20,449	22,969
Reports to shareholders	42,425	112,817	27,999
Professional fees	16,056	76,905	27,121
Miscellaneous	35,181	74,690	5,200
Total expenses	804,317	3,536,774	1,288,792
Reimbursement from Advisor	(28,473)	--	--
Fees paid indirectly	(2,187)	(23,383)	(13,020)
Net expenses	773,657	3,513,391	1,275,772

Net Investment Income	306,952	3,499,786	2,968,768

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,261	7,838,579	3,538,793
Foreign currency transactions	--	4,380	2,788
Futures	--	182,697	538,209
	1,261	8,025,656	4,079,790

Change in unrealized appreciation or (depreciation):
Securities	--	33,954,588	1,936,556
Futures	--	104,068	13,066
	--	34,058,656	1,949,622

Net Realized and Unrealized
Gain (Loss) on Investments	1,261	42,084,312	6,029,412

Increase (Decrease) in Net Assets
Resulting From Operations	$308,213	$45,584,098	$8,998,180

See notes to financial statements.

Statements of Operations

Six Months Ended March 31, 2004

		Enhanced
	Equity	Equity
Net Investment Income	Portfolio	Portfolio
Investment Income:
Interest income	$173,197	$55
Dividend income	3,677,934	460,001
Total investment income	3,851,131	460,056

Expenses:
Investment advisory fee	2,100,901	176,958
Transfer agency fees and expenses	895,991	73,612
Administrative fees	803,254	44,239
Distribution Plan expenses:
Class A	766,221	57,414
Class B	401,191	39,201
Class C	364,662	26,073
Trustees' fees and expenses	86,620	6,433
Custodian fees	17,682	19,143
Registration fees	36,836	14,416
Reports to shareholders	105,259	10,697
Professional fees	31,933	13,620
Miscellaneous	25,006	2,445
Total expenses	5,635,556	484,251
Fees paid indirectly	(14,664)	(3,003)
Net expenses	5,620,892	481,248

Net Investment Income (Loss)	(1,769,761)	(21,192)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss)	8,140,987	630,137
Change in unrealized appreciation or (depreciation)	58,050,902	6,120,743

Net Realized and Unrealized
Gain (Loss) on Investments	66,191,889	6,750,880

Increase (Decrease) in Net Assets
Resulting From Operations	$64,422,128	$6,729,688

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$306,952	$1,180,174
Net realized gain (loss)	1,261	(6,708)

Increase (Decrease) in Net Assets
Resulting From Operations	308,213	1,173,466

Distributions to shareholders from
Net investment income	(306,419)	(1,183,236)

Capital share transactions:
Shares sold	67,919,610	136,993,446
Reinvestment of distributions	310,654	1,153,796
Shares redeemed	(78,806,016)	(149,029,866)
Total capital share transactions	(10,575,752)	(10,882,624)

Total Increase (Decrease) in Net Assets	(10,573,958)	(10,892,394)

Net Assets
Beginning of period	181,787,738	192,680,132
End of period (including undistributed net investment
income of $8,536 and $8,003, respectively.)	$171,213,780	$181,787,738

Capital Share Activity
Shares sold	67,919,604	136,993,409
Reinvestment of distributions	310,653	1,153,796
Shares redeemed	(78,806,017)	(149,029,866)
Total capital share activity	(10,575,760)	(10,882,661)

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$3,499,786	$8,511,342
Net realized gain (loss)	8,025,656	(23,478,533)
Change in net unrealized appreciation or (depreciation)	34,058,656	89,411,447

Increase (Decrease) in Net Assets
Resulting From Operations	45,584,098	74,444,256

Distributions to shareholders from
Net investment income:
Class A Shares	(3,388,975)	(7,022,041)
Class B Shares	(50,717)	(86,335)
Class C Shares	(46,993)	(76,361)
Class I Shares	--	(431,789)
Total distributions	(3,486,685)	(7,616,526)

Capital share transactions:
Shares sold:
Class A Shares	19,700,241	32,009,151
Class B Shares	3,625,107	4,758,501
Class C Shares	3,339,997	4,103,849
Class I Shares	--	2,623,731
Reinvestment of distributions:
Class A Shares	3,127,979	6,515,212
Class B Shares	44,652	75,480
Class C Shares	39,118	64,973
Class I Shares	--	431,789
Shares redeemed:
Class A Shares	(48,365,763)	(77,038,145)
Class B Shares	(1,038,464)	(2,068,460)
Class C Shares	(1,198,244)	(1,967,269)
Class I Shares	--	(32,870,878)
Total capital share transactions	(20,725,377)	(63,362,066)

Total Increase (Decrease) in Net Assets	21,372,036	3,465,664

Net Assets
Beginning of period	516,455,228	512,989,564
End of period (including undistributed net investment income
of $403,544 and $390,443, respectively.)	$537,827,264	$516,455,228

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

Balanced Portfolio (Cont'd)
	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	761,694	1,391,880
Class B Shares	141,705	207,524
Class C Shares	131,274	179,578
Class I Shares	--	116,021
Reinvestment of distributions:
Class A Shares	120,217	283,374
Class B Shares	1,732	3,330
Class C Shares	1,531	2,898
Class I Shares	--	19,180
Shares redeemed:
Class A Shares	(1,899,283)	(3,360,775)
Class B Shares	(40,614)	(91,961)
Class C Shares	(47,468)	(87,964)
Class I Shares	--	(1,382,999)
Total capital share activity	(829,212)	(2,719,914)

See notes to financial statements.

Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$2,968,768	$6,375,102
Net realized gain (loss)	4,079,790	5,851,106
Change in net unrealized appreciation or (depreciation)	1,949,622	1,920,845

Increase (Decrease) in Net Assets
Resulting From Operations	8,998,180	14,147,053

Distributions to shareholders from
Net investment income:
Class A Shares	(2,328,190)	(4,852,201)
Class B Shares	(201,314)	(463,148)
Class C Shares	(128,495)	(267,241)
Class I Shares	(317,165)	(626,689)
Net realized gain:
Class A Shares	(4,125,295)	(1,655,883)
Class B Shares	(508,426)	(202,970)
Class C Shares	(320,427)	(112,284)
Class I shares	(466,673)	(172,074)
Total distributions	(8,395,985)	(8,352,490)

Capital share transactions:
Shares sold:
Class A Shares	24,588,453	44,778,012
Class B Shares	2,196,663	7,214,442
Class C Shares	2,473,504	4,862,807
Class I Shares	2,175,000	5,734,178
Reinvestment of distributions:
Class A Shares	5,457,743	5,450,296
Class B Shares	514,087	464,031
Class C Shares	303,133	253,355
Class I Shares	783,836	798,763
Shares redeemed:
Class A Shares	(15,058,755)	(33,848,656)
Class B Shares	(2,167,457)	(3,719,151)
Class C Shares	(1,123,618)	(3,399,056)
Class I Shares	(2,768,114)	(2,309,181)
Total capital share transactions	17,374,475	26,279,840

Total Increase (Decrease) In Net Assets	17,976,670	32,074,403

Net Assets
Beginning of period	196,498,164	164,423,761
End of period (including undistributed net investment income of $98,546 and $104,942, respectively.)	$214,474,834	$196,498,164

See notes to financial statements.

Bond Portfolio

Statements of Changes in Net Assets

Bond Portfolio (Cont'd)

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	1,519,188	2,826,588
Class B Shares	136,309	459,463
Class C Shares	153,854	308,631
Class I Shares	136,470	363,103
Reinvestment of distributions:
Class A Shares	340,792	346,579
Class B Shares	32,256	29,644
Class C Shares	19,043	16,205
Class I Shares	48,915	50,703
Shares redeemed:
Class A Shares	(931,303)	(2,140,803)
Class B Shares	(134,294)	(235,013)
Class C Shares	(69,951)	(216,161)
Class I Shares	(171,112)	(145,333)
Total capital share activity	1,080,167	1,663,606

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($1,769,761)	($2,173,114)
Net realized gain (loss)	8,140,987	(2,859,532)
Change in net unrealized appreciation or (depreciation)	58,050,902	115,478,059

Increase (Decrease) in Net Assets
Resulting From Operations	64,422,128	110,445,413

Distributions to shareholders from
Net realized gain:
Class A Shares	--	(343,501)
Class B Shares	--	(48,590)
Class C Shares	--	(45,035)
Class I Shares	--	(23,882)
Total distributions	--	(461,008)

Capital share transactions:
Shares sold:
Class A Shares	129,492,122	188,875,196
Class B Shares	10,534,624	22,444,235
Class C Shares	16,056,499	22,060,035
Class I Shares	26,774,530	55,976,118
Reinvestment of distributions:
Class A Shares	--	324,506
Class B Shares	--	40,975
Class C Shares	--	35,506
Class I Shares	--	23,882
Shares redeemed:
Class A Shares	(45,840,791)	(69,783,998)
Class B Shares	(3,244,955)	(5,355,711)
Class C Shares	(3,943,734)	(6,560,269)
Class I Shares	(15,246,005)	(7,227,990)
Total capital share transactions	114,582,290	200,852,485

Total Increase (Decrease) in Net Assets	179,004,418	310,836,890

Net Assets
Beginning of period	725,993,465	415,156,575
End of period (including net investment loss
of $1,769,761 and $0, respectively)	$904,997,883	$725,993,465

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets

Equity Portfolio (Cont'd)

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2004	2003
Shares sold:
Class A Shares	4,061,844	6,920,646
Class B Shares	352,310	862,336
Class C Shares	575,710	908,686
Class I Shares	824,614	2,007,719
Reinvestment of distributions:
Class A Shares	--	12,066
Class B Shares	--	1,600
Class C Shares	--	1,486
Class I Shares	--	875
Shares redeemed:
Class A Shares	(1,441,234)	(2,594,683)
Class B Shares	(108,410)	(212,539)
Class C Shares	(140,391)	(274,896)
Class I Shares	(464,946)	(272,880)
Total capital share activity	3,659,497	7,360,416

See notes to financial statements.

Enhanced Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($21,192)	($1,447)
Net realized gain (loss)	630,137	(1,330,367)
Change in net unrealized appreciation or (depreciation)	6,120,743	9,792,252

Increase (Decrease) in Net Assets
Resulting From Operations	6,729,688	8,460,438

Capital share transactions:
Shares sold:
Class A Shares	9,017,979	10,667,090
Class B Shares	920,841	1,757,576
Class C Shares	885,112	1,401,622
Shares redeemed:
Class A Shares	(3,241,710)	(4,998,202)
Class B Shares	(399,327)	(941,303)
Class C Shares	(213,058)	(714,873)
Class I Shares	--	--
Total capital share transactions	6,969,837	7,171,910

Total Increase (Decrease) in Net Assets	13,699,525	15,632,348

Net Assets
Beginning of period	50,514,258	34,881,910
End of period (including net investment
loss of $21,192 and $0, respectively)	$64,213,783	$50,514,258

Capital Share Activity
Shares sold:
Class A Shares	545,625	749,975
Class B Shares	59,209	130,219
Class C Shares	56,711	102,217
Shares redeemed:
Class A Shares	(195,502)	(362,241)
Class B Shares	(25,852)	(71,972)
Class C Shares	(13,748)	(54,615)
Class I Shares	--	--
Total capital share activity	426,443	493,583

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Money Market, Balanced, Bond, Equity, and Enhanced Equity (formerly Managed Index). Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. The last remaining shareholder in Class I redeemed in Enhanced Equity on January 18, 2002 and in Balanced on June 30, 2003. Shares are still available for public sale and will resume upon shareholder investment. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were valued by the Board of Trustees as of March 31, 2004:

	Total Investments	% of Net Assets
Balanced	$13,366,403	2.5%
Bond	1,044,306	0.5%
Equity	3,063,865	0.3%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Restricted Securities:  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Statements of Net Assets.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the

Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Balanced, Bond, Equity, and Enhanced Equity Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within five days for all Class I shares). The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration.  While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

Money Market	.30%
Balanced:
First $500 Million	.425%
Next $500 Million	.40%
Over $1 Billion	.375%
Bond	.35%
Equity	.50%
Enhanced Equity:
First $500 Million	.60%
Over $500 Million	.55%

Under the terms of the agreement $79,221, $313,031, $117,665, $543,118, and $56,686 was payable at period end for Money Market, Balanced, Bond, Equity, and Enhanced Equity, respectively.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005 for Money Market, Balanced Class I and Enhanced Equity Class B, C and I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

The contractual expense caps are as follows: for Money Market, .875%; for Balanced Class I, .72%; and for Enhanced Equity, 2.50% for Class B and C and .81% for Class I.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B, and Class C shares, allow the Portfolios to pay the Distributor for expenses and services associated with distribution of shares. The expenses of Money Market are limited to .25% annually of average daily net assets. The Distributor currently does not charge any Distribution Plan expenses for Money Market. The expenses paid may not exceed .35%, 1.00%, and 1.00% annually of average daily net assets of each Class A, Class B, and Class C for Balanced, Bond and Equity, respectively. The expenses paid may not exceed .25%, 1.00%, and 1.00% annually of average daily net assets of each Class A, Class B, and Class C for Enhanced Equity. Class I for Balanced, Bond, Equity and Enhanced Equity do not have Distribution Plan expenses. Under the terms of the agreement $135,563, $54,630, $276,225, and $22,213 was payable at period end for Balanced, Bond, Equity, and Enhanced Equity, respectively.

The Distributor received the following amounts as its portion of the commissions charged on sales of the Funds' Class A shares for the six months ended March 31, 2004: $97,186 for Balanced, $51,221 for Bond, $219,917 for Equity and $19,551 for Enhanced Equity.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. Under the terms of the agreement $18,224, $21,067, $7,777, $36,267, and $2,468 was payable at period end for Money Market, Balanced, Bond, Equity, and Enhanced Equity, respectively.

For its services, CSSI received fees of $108,774, $117,324, $39,804, $186,067, and $13,193 for the six months ended March 31, 2004 for Money Market, Balanced, Bond, Equity and Enhanced Equity, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Calvert Administrative Services Company (CASC), an affiliate of the Advisor, provides administrative services for the Fund. For providing such services, CASC receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

Money Market	.20%
Balanced (Class A, B, & C)	.275%
Balanced (Class I)	.125%
Bond (Class A, B, & C)	.30%
Bond (Class I)	.10%
Equity (Class A, B, & C)	.20%
Equity (Class I)	.10%
Enhanced Equity (Class A, B, & C)	.15%
Enhanced Equity (Class I)	.10%

Under the terms of the agreement $29,503, $125,664, $50,936, $145,316, and $8,037 was payable at period end for Money Market, Balanced, Bond, Equity, and Enhanced Equity, respectively.

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Funds who is not an employee of the Advisor or its affiliates receives an annual retainer of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board and the lead disinterested Trustee. Trustees' fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than  short-term securities, were:

				Enhanced
	Balanced	Bond	Equity	Equity
Purchases:	$258,397,009	$276,726,117	$186,097,812	$9,887,360
Sales:	270,839,961	260,535,293	74,629,193	3,308,011

Money Market held only short-term investments.

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2004, and net realized capital loss carryforwards as of September 30, 2003 with expiration dates:

		Money
		Market	Balanced	Bond
Federal income tax cost of investments		$175,103,379	$506,687,469	$214,461,722
Unrealized appreciation		--	62,109,070	6,819,823
Unrealized (depreciation)		--	(29,428,999)	(6,673,410)
Net appreciation/(depreciation)		--	32,680,071	146,413

			Enhanced
		Equity	Equity
Federal income tax cost of investments		$767,031,705	$56,581,768
Unrealized appreciation		148,154,631	9,704,910
Unrealized (depreciation)		(16,894,583)	(2,698,570)
Net appreciation/(depreciation)		131,260,048	7,006,340

Capital Loss Carryforwards
	Money			Enhanced
Expiration Date	Market	Balanced	Equity	Equity
30-Sep-04	$1,688	--	--	--
30-Sep-08	41,585	--	--	--
30-Sep-10	14,601	$7,136,346	--	$1,258,141
30-Sep-11	6,847	54,896,622	$1,994,892	1,425,140
	$64,721	$62,032,968	$1,994,892	$2,683,281

Capital losses may be utilized to offset current and future capital gains until expiration.

The Portfolios may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. In addition, the Portfolios effected transactions with other Calvert Portfolios, which resulted in net realized gains on sales of securities. Interportfolio transactions were made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2004, purchases and sales transactions and net realized gains on sales of securities were:

	Money
	Market	Balanced	Bond
Purchases	$112,504,500	$11,000,000	--
Sales	83,730,000	24,360,879	$11,963,059
Net realized gains	--	9,428	16,107

			Enhanced
		Equity	Equity
Purchases		$16,988,000	--
Sales		20,750,000	--

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios and the CVS Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolios had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Portfolios under the Agreement were as follows:

		Weighted		Month of
	Average	Average	Maximum	Maximum
	Daily	Interest	Amount	Amount
Portfolio	Balance	Rate	Borrowed	Borrowed
Money Market	$14,742	1.56%	$317,420	February 2004
Bond	90,206	1.56%	3,056,183	March 2004
Equity	9,995	1.53%	428,824	October 2003

Note E -- Affiliated Companies

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

Affiliates	Cost	Value
Angels With Attitude LP	$200,000	$177,687
GEEMF Partners LP	185,003	112,969
Liberty Environmental Partners LP	350,000	--
Milepost Ventures LP	500,000	1
TOTALS	$1,235,003	$290,657

Affiliated company of the Equity Portfolio is as follows:
Affiliate	Cost	Value
Cylex, Inc.	$547,525	$312,598

Money Market Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.002	.006	.015
Distributions from
Net investment income	(.002)	(.006)	(.015)

Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.17%	.63%	1.49%
Ratios to average net assets:
Net investment income	.35% (a)	.63%	1.48%
Total expenses	.91% (a)	.90%	.89%
Expenses before offsets	.88% (a)	.88%	.88%
Net expenses	.87% (a)	.87%	.87%
Net assets, ending (in thousands)	$171,214	$181,788	$192,680

		Years Ended
	September 30,	September 30,	September 30,
	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.045	.054	.045
Distributions from
Net investment income	(.045)	(.054)	(.045)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.63%	5.53%	4.54%
Ratios to average net assets:
Net investment income	4.52%	5.39%	4.43%
Total expenses	.84%	.84%	.90%
Expenses before offsets	.84%	.84%	.89%
Net expenses	.83%	.82%	.87%
Net assets, ending (in thousands)	$206,061	$206,753	$193,941

See notes to financial highlights.

Balanced Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$24.35	$21.44	$24.48
Income from investment operations
Net investment income	.18	.38	.56
Net realized and unrealized gain (loss)	2.05	2.87	(3.04)
Total from investment operations	2.23	3.25	(2.48)
Distributions from
Net investment income	(.18)	(.34)	(.56)
Total distributions	(.18)	(.34)	(.56)
Total increase (decrease) in net asset value	2.05	2.91	(3.04)
Net asset value, ending	$26.40	$24.35	$21.44

Total return*	9.17%	15.28%	(10.38%)
Ratios to average net assets:
Net investment income	1.40% (a)	1.67%	2.23%
Total expenses	1.26% (a)	1.25%	1.25%
Expenses before offsets	1.26% (a)	1.25%	1.25%
Net expenses	1.26% (a)	1.24%	1.25%
Portfolio turnover	51%	175%	192%
Net assets, ending (in thousands)	$493,635	$480,201	$458,947

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$33.23	$32.14	$32.45
Income from investment operations
Net investment income	.84	.86	.68
Net realized and unrealized gain	(6.37)	3.08	3.03
Total from investment operations	(5.53)	3.94	3.71
Distributions from
Net investment income	(.82)	(.80)	(.66)
Net realized gains	(2.40)	(2.05)	(3.36)
Total distributions	(3.22)	(2.85)	(4.02)
Total increase (decrease) in net asset value	(8.75)	1.09	(.31)
Net asset value, ending	$24.48	$33.23	$32.14

Total return*	(17.74%)	12.75%	11.52%
Ratios to average net assets:
Net investment income	2.98%	2.58%	2.05%
Total expenses	1.20%	1.19%	1.17%
Expenses before offsets	1.20%	1.19%	1.17%
Net expenses	1.19%	1.17%	1.15%
Portfolio turnover	214%	184%	175%
Net assets, ending (in thousands)	$532,008	$705,355	$708,655

See notes to financial highlights.

Balanced Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$24.18	$21.31	$24.33
Income from investment operations
Net investment income	.07	.13	.29
Net realized and unrealized gain (loss)	2.01	2.86	(3.01)
Total from investment operations	2.08	2.99	(2.72)
Distributions from
Net investment income	(.06)	(.12)	(.30)
Total distributions	(.06)	(.12)	(.30)
Total increase (decrease) in net asset value	2.02	2.87	(3.02)
Net asset value, ending	$26.20	$24.18	$21.31

Total return*	8.60%	14.06%	(11.31%)
Ratios to average net assets:
Net investment income	.39% (a)	.55%	1.17%
Total expenses	2.26% (a)	2.34%	2.31%
Expenses before offsets	2.26% (a)	2.34%	2.31%
Net expenses	2.26% (a)	2.34%	2.31%
Portfolio turnover	51%	175%	192%
Net assets, ending (in thousands)	$24,007	$19,670	$14,805

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2001	2000	1999
Net asset value, beginning	$33.02	$31.97	$32.38
Income from investment operations
Net investment income	.56	.53	.35
Net realized and unrealized gain (loss)	(6.32)	3.06	2.94
Total from investment operations	(5.76)	3.59	3.29
Distributions from
Net investment income	(.53)	(.49)	(.34)
Net realized gains	(2.40)	(2.05)	(3.36)
Total distributions	(2.93)	(2.54)	(3.70)
Total increase (decrease) in net asset value	(8.69)	1.05	(.41)
Net asset value, ending	$24.33	$33.02	$31.97

Total return*	(18.54%)	11.63%	10.15%
Ratios to average net assets:
Net investment income	1.95%	1.60%	.85%
Total expenses	2.22%	2.20%	2.40%
Expenses before offsets	2.22%	2.20%	2.40%
Net expenses	2.20%	2.18%	2.38%
Portfolio turnover	214%	184%	175%
Net assets, ending (in thousands)	$14,361	$13,580	$9,910

See notes to financial highlights.

Balanced Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$23.95	$21.12	$24.10
Income from investment operations
Net investment income	.07	.13	.29
Net realized and unrealized gain (loss)	1.99	2.82	(2.96)
Total from investment operations	2.06	2.95	(2.67)
Distributions from
Net investment income	(.06)	(.12)	(.31)
Total distributions	(.06)	(.12)	(.31)
Total increase (decrease) in net asset value	2.00	2.83	(2.98)
Net asset value, ending	$25.95	$23.95	$21.12

Total return*	8.62%	14.02%	(11.25%)
Ratios to average net assets:
Net investment income	.44% (a)	.59%	1.20%
Total expenses	2.22% (a)	2.31%	2.29%
Expenses before offsets	2.22% (a)	2.31%	2.29%
Net expenses	2.21% (a)	2.30%	2.28%
Portfolio turnover	51%	175%	192%
Net assets, ending (in thousands)	$20,185	$16,585	$12,626

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2001	2000	1999
Net asset value, beginning	$32.74	$31.70	$32.05
Income from investment operations
Net investment income	.56	.51	.36
Net realized and unrealized gain	(6.29)	3.05	2.98
Total from investment operations	(5.73)	3.56	3.34
Distributions from
Net investment income	(.51)	(.47)	(.33)
Net realized gains	(2.40)	(2.05)	(3.36)
Total distributions	(2.91)	(2.52)	(3.69)
Total increase (decrease) in net asset value	(8.64)	1.04	(.35)
Net asset value, ending	$24.10	$32.74	$31.70

Total return*	(18.60%)	11.64%	10.43%
Ratios to average net assets:
Net investment income	1.98%	1.58%	1.04%
Total expenses	2.19%	2.19%	2.19%
Expenses before offsets	2.19%	2.19%	2.19%
Net expenses	2.18%	2.17%	2.17%
Portfolio turnover	214%	184%	175%
Net assets, ending (in thousands)	$12,889	$15,263	$13,646

See notes to financial highlights.

Balanced Portfolio

Financial Highlights

		Periods Ended
	June 30,	September 30,	September 30
Class I Shares	2003 (y)	2002	2001
Net asset value, beginning	$21.33	$24.35	$33.10
Income from investment operations
Net investment income	.38	.68	.94
Net realized and unrealized gain (loss)	2.49	(3.01)	(6.31)
Total from investment operations	2.87	(2.33)	(5.37)
Distributions from
Net investment income	(.33)	(.69)	(.98)
Net realized gains	--	--	(2.40)
Total distributions	(.33)	(.69)	(3.38)
Total increase (decrease) in net asset value	2.54	(3.02)	(8.75)
Net asset value, ending	$23.87	$21.33	$24.35

Total return*	13.63%	(9.87%)	(17.33%)
Ratios to average net assets:
Net investment income	2.25%	2.77%	3.55%
Total expenses	.72%	.72%	.67%
Expenses before offsets	.72%	.72%	.67%
Net expenses	.72%	.71%	.66%
Portfolio turnover	140%	192%	214%
Net assets, ending (in thousands)	$0	$26,612	$29,399

		Periods Ended
		September 30,	September 30,
Class I Shares		2000	1999##
Net asset value, beginning		$32.13	$32.52
Income from investment operations
Net investment income		.88	.52
Net realized and unrealized gain (loss)		3.12	(.35)
Total from investment operations		4.00	.17
Distributions from
Net investment income		(.99)	(.56)
Net realized gains		(2.04)	--
Total distributions		(3.03)	(.56)
Total increase (decrease) in net asset value		.97	(.39)
Net asset value, ending		$33.10	$32.13

Total return*		12.97%	.52%
Ratios to average net assets:
Net investment income		2.97%	2.54% (a)
Total expenses		.71%	.74% (a)
Expenses before offsets		.71%	.74% (a)
Net expenses		.69%	.73% (a)
Portfolio turnover		184%	175%
Net assets, ending (in thousands)		$49,530	$13,458

See notes to financial highlights.

Bond Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$16.29	$15.80	$16.38
Income from investment operations
Net investment income	.24	.58	.80
Net realized and unrealized gain (loss)	.48	.67	(.01)
Total from investment operations	.72	1.25	.79
Distributions from
Net investment income	(.25)	(.56)	(.82)
Net realized gains	(.44)	(.20)	(.55)
Total distributions	(.69)	(.76)	(1.37)
Total increase (decrease) in net asset value	.03	.49	(.58)
Net asset value, ending	$16.32	$16.29	$15.80

Total return*	4.54%	8.20%	5.18%
Ratios to average net assets:
Net investment income	3.01% (a)	3.62%	5.07%
Total expenses	1.19% (a)	1.18%	1.19%
Expenses before offsets	1.19% (a)	1.18%	1.19%
Net expenses	1.18% (a)	1.17%	1.18%
Portfolio turnover	149%	395%	607%
Net assets, ending (in thousands)	$164,217	$148,791	$128,077

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$15.38	$15.59	$16.88
Income from investment operations
Net investment income	1.01	1.06	.93
Net realized and unrealized gain (loss)	.99	(.20)	(.74)
Total from investment operations	2.00	.86	.19
Distributions from
Net investment income	(1.00)	(1.06)	(.93)
Net realized gains	--	(.01)	(.55)
Total distributions	(1.00)	(1.07)	(1.48)
Total increase (decrease) in net asset value	1.00	(.21)	(1.29)
Net asset value, ending	$16.38	$15.38	$15.59

Total return*	13.46%	5.76%	1.18%
Ratios to average net assets:
Net investment income	6.32%	6.90%	5.79%
Total expenses	1.19%	1.20%	1.13%
Expenses before offsets	1.19%	1.20%	1.13%
Net expenses	1.17%	1.16%	1.09%
Portfolio turnover	955%	1,011%	570%
Net assets, ending (in thousands)	$96,736	$71,525	$66,944

See notes to financial highlights.

Bond Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$16.22	$15.75	$16.32
Income from investment operations
Net investment income	.17	.43	.65
Net realized and unrealized gain (loss)	.47	.66	--
Total from investment operations	.64	1.09	.65
Distributions from
Net investment income	(.17)	(.42)	(.67)
Net realized gains	(.44)	(.20)	(.55)
Total distributions	(.61)	(.62)	(1.22)
Total increase (decrease) in net asset value	.03	.47	(.57)
Net asset value, ending	$16.25	$16.22	$15.75

Total return*	4.08%	7.13%	4.26%
Ratios to average net assets:
Net investment income	2.14% (a)	2.70% (a)	4.10%
Total expenses	2.08% (a)	2.08% (a)	2.13%
Expenses before offsets	2.08% (a)	2.08% (a)	2.13%
Net expenses	2.06% (a)	2.07% (a)	2.12%
Portfolio turnover	149%	395%	607%
Net assets, ending (in thousands)	$19,452	$18,860	$14,305

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2001	2000	1999
Net asset value, beginning	$15.33	$15.53	$16.84
Income from investment operations
Net investment income	.85	.90	.74
Net realized and unrealized gain (loss)	.98	(.20)	(.79)
Total from investment operations	1.83	.70	(.05)
Distributions from
Net investment income	(0.84)	(.89)	(.71)
Net realized gains	--	(.01)	(.55)
Total distributions	(0.84)	(.90)	(1.26)
Total increase (decrease) in net asset value	0.99	(.20)	(1.31)
Net asset value, ending	$16.32	$15.33	$15.53

Total return*	12.31%	4.61%	(.29%)
Ratios to average net assets:
Net investment income	5.21%	5.89%	4.43%
Total expenses	2.19%	2.26%	2.72%
Expenses before offsets	2.19%	2.26%	2.56
Net expenses	2.17%	2.20%	2.50%
Portfolio turnover	955%	1,011%	570%
Net assets, ending (in thousands)	$8,046	$3,220	$2,773

See notes to financial highlights.

Bond Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$16.21	$15.73	$16.30
Income from investment operations
Net investment income	.17	.43	.63
Net realized and unrealized gain (loss)	.46	.67	.01
Total from investment operations	.63	1.10	.64
Distributions from
Net investment income	(.17)	(.42)	(.66)
Net realized gains	(.44)	(.20)	(.55)
Total distributions	(.61)	(.62)	(1.21)
Total increase (decrease) in net asset value	.02	.48	(.57)
Net asset value, ending	$16.23	$16.21	$15.73

Total return*	4.04%	7.21%	4.24%
Ratios to average net assets:
Net investment income	2.14% (a)	2.71%	4.07%
Total expenses	2.06% (a)	2.07%	2.13%
Expenses before offsets	2.06% (a)	2.07%	2.13%
Net expenses	2.05% (a)	2.06%	2.12%
Portfolio turnover	149%	395%	607%
Net assets, ending (in thousands)	$13,010	$11,320	$9,278

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2001	2000	1999
Net asset value, beginning	$15.31	$15.51	$16.84
Income from investment operations
Net investment income	.84	.86	.74
Net realized and unrealized gain (loss)	.96	(.18)	(.80)
Total from investment operations	1.80	.68	(.06)
Distributions from
Net investment income	(.81)	(.87)	(.72)
Net realized gains	--	(.01)	(.55)
Total distributions	(.81)	(.88)	(1.27)
Total increase (decrease) in net asset value	.99	(.20)	(1.33)
Net asset value, ending	$16.30	$15.31	$15.51

Total return*	12.06%	4.48%	(.40%)
Ratios to average net assets:
Net investment income	5.10%	5.64%	4.41%
Total expenses	2.38%	2.45%	2.85%
Expenses before offsets	2.38%	2.45%	2.55%
Net expenses	2.36%	2.40%	2.50%
Portfolio turnover	955%	1,011%	570%
Net assets, ending (in thousands)	$3,524	$1,810	$1,779

See notes to financial highlights.

Bond Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$16.29	$15.81	$16.39
Income from investment operations
Net investment income	.29	.67	.87
Net realized and unrealized gain (loss)	.47	.66	.02
Total from investment operations	.76	1.33	.89
Distributions from
Net investment income	(.29)	(.65)	(.91)
Net realized gains	(.44)	(.20)	(.56)
Total distributions	(.73)	(.85)	(1.47)
Total increase (decrease) in net asset value	.03	.48	(.58)
Net asset value, ending	$16.32	$16.29	$15.81

Total return*	4.83%	8.74%	5.83%
Ratios to average net assets:
Net investment income	3.58% (a)	4.14%	5.44%
Total expenses	.62% (a)	.61%	.69%
Expenses before offsets	.62% (a)	.61%	.61%
Net expenses	.60% (a)	.60%	.60%
Portfolio turnover	149%	395%	607%
Net assets, ending (in thousands)	$17,796	$17,527	$12,764

		Periods Ended
		September 30,	September 30,
Class I Shares		2001	2000####
Net asset value, beginning		$15.39	$15.56
Income from investment operations
Net investment income		1.11	.60
Net realized and unrealized gain (loss)		.99	(.18)
Total from investment operations		2.10	.42
Distributions from
Net investment income		(1.10)	(.59)
Total increase (decrease) in net asset value		1.00	(.17)
Net asset value, ending		$16.39	$15.39

Total return*		14.12%	2.83%
Ratios to average net assets:
Net investment income		6.82%	7.85% (a)
Total expenses		1.28%	1.19% (a)
Expenses before offsets		.62%	.65% (a)
Net expenses		.60%	.60% (a)
Portfolio turnover		955%	1,011%
Net assets, ending (in thousands)		$1,473	$1,028

See notes to financial highlights.

Equity Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$29.43	$23.84	$27.72
Income from investment operations
Net investment income (loss)	(.05)	(.06)	(.04)
Net realized and unrealized gain (loss)	2.65	5.67	(2.96)
Total from investment operations	2.60	5.61	(3.00)
Distributions from
Net realized gains	--	(.02)	(.88)
Total increase (decrease) in net asset value	2.60	5.59	(3.88)
Net asset value, ending	$32.03	$29.43	$23.84

Total return*	8.83%	23.56%	(11.58%)
Ratios to average net assets:
Net investment income (loss)	(.32%) (a)	(.26%)	(.12%)
Total expenses	1.24% (a)	1.29%	1.29%
Expenses before offsets	1.24% (a)	1.29%	1.29%
Net expenses	1.24% (a)	1.29%	1.29%
Portfolio turnover	9%	29%	28%
Net assets, ending (in thousands)	$661,094	$530,322	$326,112

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$33.05	$27.06	$20.36
Income from investment operations
Net investment income (loss)	(.02)	(.06)	(.07)
Net realized and unrealized gain (loss)	(3.68)	7.88	6.78
Total from investment operations	(3.70)	7.82	6.71
Distributions from
Net realized gains	(1.63)	(1.83)	(.01)
Total increase (decrease) in net asset value	(5.33)	5.99	6.70
Net asset value, ending	$27.72	$33.05	$27.06

Total return*	(11.82%)	29.91%	32.98%
Ratios to average net assets:
Net investment income (loss)	(.07%)	(.20%)	(.28%)
Total expenses	1.26%	1.26%	1.22%
Expenses before offsets	1.26%	1.26%	1.22%
Net expenses	1.24%	1.13%	1.10%
Portfolio turnover	43%	49%	51%
Net assets, ending (in thousands)	$252,068	$240,844	$166,716

See notes to financial highlights.

Equity Portfolio

Financial Highlights

		Years Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$27.78	$22.70	$26.67
Income from investment operations
Net investment income (loss)	(.17)	(.25)	(.24)
Net realized and unrealized gain (loss)	2.50	5.35	(2.85)
Total from investment operations	2.33	5.10	(3.09)
Distributions from
Net realized gains	--	(.02)	(.88)
Total increase (decrease) in net asset value	2.33	5.08	(3.97)
Net asset value, ending	$30.11	$27.78	$22.70

Total return*	8.39%	22.50%	(12.39%)
Ratios to average net assets:
Net investment income (loss)	(1.16%) (a)	(1.12%)	(1.02%)
Total expenses	2.08% (a)	2.15%	2.19%
Expenses before offsets	2.08% (a)	2.15%	2.19%
Net expenses	2.07% (a)	2.15%	2.19%
Portfolio turnover	9%	29%	28%
Net assets, ending (in thousands)	$84,111	$70,824	$43,091

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2001	2000	1999
Net asset value, beginning	$32.17	$26.60	$20.26
Income from investment operations
Net investment income (loss)	(.24)	(.23)	(.15)
Net realized and unrealized gain (loss)	(3.63)	7.63	6.50
Total from investment operations	(3.87)	7.40	6.35
Distributions from
Net realized gains	(1.63)	(1.83)	(.01)
Total increase (decrease) in net asset value	(5.50)	5.57	6.34
Net asset value, ending	$26.67	$32.17	$26.60

Total return*	(12.71%)	28.78%	31.37%
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.04%)	(1.41%)
Total expenses	2.20%	2.20%	2.43%
Expenses before offsets	2.20%	2.20%	2.43%
Net expenses	2.17%	1.97%	2.21%
Portfolio turnover	43%	49%	51%
Net assets, ending (in thousands)	$30,015	$21,416	$8,038

See notes to financial highlights.

Equity Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$25.92	$21.17	$24.91
Income from investment operations.
Net investment income (loss)	(.14)	(.22)	(.21)
Net realized and unrealized gain (loss)	2.32	4.99	(2.65)
Total from investment operations	2.18	4.77	(2.86)
Distributions from
Net realized gains	--	(.02)	(.88)
Total increase (decrease) in net asset value	2.18	4.75	(3.74)
Net asset value, ending	$28.10	$25.92	$21.17

Total return*	8.41%	22.56%	(12.34%)
Ratios to average net assets:
Net investment income (loss)	(1.11%) (a)	(1.06%)	(.96%)
Total expenses	2.03% (a)	2.10%	2.14%
Expenses before offsets	2.03% (a)	2.10%	2.14%
Net expenses	2.03% (a)	2.09%	2.13%
Portfolio turnover	9%	29%	28%
Net assets, ending (in thousands)	$79,336	$61,897	$37,109

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2001	2000	1999
Net asset value, beginning	$30.13	$25.00	$19.00
Income from investment operations.
Net investment income (loss)	(.22)	(.24)	(.11)
Net realized and unrealized gain (loss)	(3.37)	7.20	6.12
Total from investment operations	(3.59)	6.96	6.01
Distributions from
Net realized gains	(1.63)	(1.83)	(.01)
Total increase (decrease) in net asset value	(5.22)	5.13	6.00
Net asset value, ending	$24.91	$30.13	$25.00

Total return*	(12.63%)	28.87%	31.66%
Ratios to average net assets:
Net investment income (loss)	(.94%)	(1.01%)	(1.21%)
Total expenses	2.14%	2.15%	2.22%
Expenses before offsets	2.14%	2.15%	2.22%
Net expenses	2.11%	1.94%	2.01%
Portfolio turnover	43%	49%	51%
Net assets, ending (in thousands)	$26,455	$20,086	$10,413

See notes to financial highlights.

Equity Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$29.94	$24.12	$27.91
Income from investment operations
Net investment income	.04	.05	.08
Net realized and unrealized gain (loss)	2.70	5.79	(2.99)
Total from investment operations	2.74	5.84	(2.91)
Distributions from
Net realized gains	--	(.02)	(.88)
Total increase (decrease) in net asset value	2.74	5.82	(3.79)
Net asset value, ending	$32.68	$29.94	$24.12

Total return*	9.15%	24.24%	(11.17%)
Ratios to average net assets:
Net investment income	.24% (a)	.32%	.36%
Total expenses	.68% (a)	.70%	.81%
Expenses before offsets	.68% (a)	.70%	.80%
Net expenses	.68% (a)	.70%	.80%
Portfolio turnover	9%	29%	28%
Net assets, ending (in thousands)	$80,457	$62,951	$8,844

		Periods Ended
		September 30,	September 30,
Class I Shares		2001	2000 #####
Net asset value, beginning		$33.15	$28.64
Income from investment operations
Net investment income		.11	.05
Net realized and unrealized gain (loss)		(3.72)	6.29
Total from investment operations		(3.61)	6.34
Distributions from
Net realized gains		(1.63)	(1.83)
Total increase (decrease) in net asset value		(5.24)	4.51
Net asset value, ending		$27.91	$33.15

Total return*		(11.49%)	23.10%
Ratios to average net assets:
Net investment income		.36%	.16% (a)
Total expenses		1.07%	1.18% (a)
Expenses before offsets		.82%	.86% (a)
Net expenses		.80%	.80% (a)
Portfolio turnover		43%	49%
Net assets, ending (in thousands)		$2,501	$2,826

See notes to financial highlights.

Enhanced Equity Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$15.17	$12.24	$14.64
Income from investment operations
Net investment income (loss)	.01	.03	.01
Net realized and unrealized gain (loss)	1.96	2.90	(2.41)
Total from investment operations	1.97	2.93	(2.40)
Total increase (decrease) in net asset value	1.97	2.93	(2.40)
Net asset value, ending	$17.14	$15.17	$12.24

Total return*	12.99%	23.94%	(16.37%)
Ratios to average net assets:
Net investment income (loss)	.13% (a)	.24%	.09%
Total expenses	1.44% (a)	1.54%	1.46%
Expenses before offsets	1.44% (a)	1.45%	1.27%
Net expenses	1.43% (a)	1.44%	1.25%
Portfolio turnover	6%	42%	36%
Net assets, ending (in thousands)	$50,205	$39,145	$26,842

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$19.91	$16.83	$13.54
Income from investment operations
Net investment income (loss)	(.01)	(.02)	.03
Net realized and unrealized gain (loss)	(5.12)	3.11	3.31
Total from investment operations	(5.13)	3.09	3.34
Distributions from
Net investment income	--	(.01)	(.05)
Net realized gain	(.14)	--	--
Total increase (decrease) in net asset value	(5.27)	3.08	3.29
Net asset value, ending	$14.64	$19.91	$16.83

Total return*	(25.93%)	18.39%	24.68%
Ratios to average net assets:
Net investment income (loss)	(.06%)	(.14%)	.14%
Total expenses	1.43%	1.52%	1.59%
Expenses before offsets	1.32%	1.33%	1.31%
Net expenses	1.25%	1.25%	1.25%
Portfolio turnover	39%	43%	56%
Net assets, ending (in thousands)	$30,525	$21,239	$12,257

See notes to financial highlights.

Enhanced Equity Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$14.30	$11.67	$14.12
Income from investment operations
Net investment income (loss)	(.06)	(.10)	(.16)
Net realized and unrealized gain (loss)	1.84	2.73	(2.29)
Total from investment operations	1.78	2.63	(2.45)
Total increase (decrease) in net asset value	1.78	2.63	(2.45)
Net asset value, ending	$16.08	$14.30	$11.67

Total return*	12.45%	22.54%	(17.33%)
Ratios to average net assets:
Net investment income (loss)	(.80%) (a)	(.82%)	(1.11%)
Total expenses	2.37% (a)	2.55%	2.47%
Expenses before offsets	2.37% (a)	2.51%	2.47%
Net expenses	2.36% (a)	2.50%	2.45%
Portfolio turnover	6%	42%	36%
Net assets, ending (in thousands)	$8,332	$6,936	$4,980

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2001	2000	1999
Net asset value, beginning	$19.41	$16.58	$13.48
Income from investment operations
Net investment income (loss)	(.20)	(.16)	(.11)
Net realized and unrealized gain (loss)	(4.95)	2.99	3.21
Total from investment operations	(5.15)	2.83	3.10
Distributions from
Net realized gain	(.14)	--	--
Total increase (decrease) in net asset value	(5.29)	2.83	3.10
Net asset value, ending	$14.12	$19.41	$16.58

Total return*	(26.70%)	17.07%	23.00%
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.21%)	(1.11%)
Total expenses	2.42%	2.41%	2.67%
Expenses before offsets	2.42%	2.41%	2.56%
Net expenses	2.36%	2.32%	2.50%
Portfolio turnover	39%	43%	56%
Net assets, ending (in thousands)	$5,488	$6,531	$4,078

See notes to financial highlights.

Enhanced Equity Portfolio

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$14.35	$11.71	$14.16
Income from investment operations
Net investment income (loss)	(.06)	(.10)	(.16)
Net realized and unrealized gain (loss)	1.84	2.74	(2.29)
Total from investment operations	1.78	2.64	(2.45)
Total increase (decrease) in net asset value	1.78	2.64	(2.45)
Net asset value, ending	$16.13	$14.35	$11.71

Total return*	12.40%	22.54%	(17.28%)
Ratios to average net assets:
Net investment income (loss)	(.77%) (a)	(.83%)	(1.10%)
Total expenses	2.34% (a)	2.56%	2.47%
Expenses before offsets	2.34% (a)	2.51%	2.47%
Net expenses	2.33% (a)	2.50%	2.45%
Portfolio turnover	6%	42%	36%
Net assets, ending (in thousands)	$5,676	$4,433	$3,060

		Periods Ended
	September 30,	September 30,	September 30,
Class C Shares	2001	2000	1999
Net asset value, beginning	$19.48	$16.62	$13.52
Income from investment operations
Net investment income (loss)	(.19)	(.14)	(.09)
Net realized and unrealized gain (loss)	(4.99)	3.00	3.19
Total from investment operations	(5.18)	2.86	3.10
Distributions from
Net realized gain	(.14)	--	--
Total increase (decrease) in net asset value	(5.32)	2.86	3.10
Net asset value, ending	$14.16	$19.48	$16.62

Total return*	(26.76%)	17.21%	22.93%
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(1.15%)	(1.12%)
Total expenses	2.38%	2.35%	2.68%
Expenses before offsets	2.38%	2.35%	2.56%
Net expenses	2.32%	2.27%	2.50%
Portfolio turnover	39%	43%	56%
Net assets, ending (in thousands)	$3,376	$4,674	$2,454

See notes to financial highlights.

Enhanced Equity Portfolio

Financial Highlights

		Periods Ended
	January 18,	September 30,	September 30,
Class I Shares	2002(z)	2001	2000
Net asset value, beginning	$14.84	$20.04	$16.89
Income from investment operations
Net investment income	.02	.07	.07
Net realized and unrealized gain (loss)	1.62	(5.13)	3.13
Total from investment operations	1.64	(5.06)	3.20
Distributions from
Net investment income	--	--	(.05)
Net realized gain	--	(.14)	--
Total increase (decrease) in net asset value	1.64	(5.20)	3.15
Net asset value, ending	$16.48	$14.84	$20.04

Total return*	11.08%	(25.40%)	18.94%
Ratios to average net assets:
Net investment income	.53% (a)	.38%	.37%
Total expenses	1,022.38%(a)	1.00%	.95%
Expenses before offsets	.77% (a)	.82%	.83%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	10%	39%	43%
Net assets, ending (in thousands)	$0	$1	$22,163

		Periods Ended
		September 30,	September 30,
Class I Shares		1999	1998 ^
Net asset value, beginning		$13.54	$15.00
Income from investment operations
Net investment income		.11	.04
Net realized and unrealized gain (loss)		3.29	(1.50)
Total from investment operations		3.40	(1.46)
Distributions from
Net investment income		(.05)	----
Total increase (decrease) in net asset value		3.35	(1.46)
Net asset value, ending		$16.89	$13.54

Total return*		25.09%	(9.73%)
Ratios to average net assets:
Net investment income		.65%	.54% (a)
Total expenses		.91%	1.03% (a)
Expenses before offsets		.81%	.81% (a)
Net expenses		.75%	.75% (a)
Portfolio turnover		56%	27%
Net assets, ending (in thousands)		$18,652	$14,897

See notes to financial highlights.

Notes to Financial highlights

(a)          Annualized

*          Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#                      From April 1, 1998 inception.

##                    From March 1, 1999 inception.

###      From June 1, 1998 inception.

####    From March 31, 2000 inception.

##### From November 1, 1999 inception.

^                      From April 15, 1998 inception.

^^                    From October 31, 2000 inception.

(y) The last remaining shareholder in Class I redeemed on June 30, 2003.

(z) The last remaining shareholder in Class I redeemed on January 18, 2002.

See notes to financial statements.

PORTFOLIO MANAGER INFORMATION TABLE

Name: Thomas A. Dailey

Position: Vice President, Tax Exempt and Money Market Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Dailey is the senior member of the Tax Exempt and Money Market Division. He manages several of Calvert's money market portfolios and oversees the implementation of CAMCO's money market investment strategy. Mr. Dailey received a BS in Finance and Administration/Management from LaRoche College and has 10 years of experience in the financial services industry.

Name: Gregory Habeeb

Position: Senior Vice President and Head of the Taxable Bond Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Habeeb is the senior member of the CAMCO Taxable Bond Division portfolio management team and oversees all investment management decisions and operations for Calvert's taxable bond funds. He received a BS in mathematics from MIT and an MS in mathematics from NYU's Courant Institute of Mathematical Sciences. He has 23 years of experience in the financial services industry, including nine years on Wall Street as an analyst and trader.

PROXY VOTING DISCLOSURE

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Calvert Social Investment Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks


Item 2.  Code of Ethics.

            Not applicable.

Item 3.  Audit Committee Financial Expert.

            Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 2, 2004, the Board of Trustees adopted procedures by which shareholders may recommend nominees to the Board.  Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Trustee vacancy exists or is likely to exist on the Board, the independent Trustees consider any candidates for vacancies on the Board from any shareholder of the Fund who has held his or her shares for at least five years.   Shareholders of the Fund who wish to nominate a candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Trustee"  -- i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: June 3, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: June 3, 2004

            /s/  D. Wayne Silby

            D. Wayne Silby

            President -- Principal Executive Officer

Date: June 8, 2004

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 7, 2004